[FRONT COVER]

The Eaton Vance Investment Trust
For the  Arizona Limited Maturity Tax Free Portfolio
         California Limited Maturity Tax Free Portfolio
         Connecticut Limited Maturity Tax Free Portfolio
         Florida Limited Maturity Tax Free Portfolio
         Massachusetts Limited Maturity Tax Free Portfolio
         Michigan Limited Maturity Tax Free Portfolio
         New Jersey Limited Maturity Tax Free Portfolio
         New York Limited Maturity Tax Free Portfolio
         North Carolina Limited Maturity Tax Free Portfolio
         Ohio Limited Maturity Tax Free Portfolio
         Pennsylvania Limited Maturity Tax Free Portfolio
         Virginia Limited Maturity Tax Free Portfolio

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Semi-Annual Shareholder Report
September 30, 1995

Investment Adviser of the Limited Maturity Tax Free Portfolios
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of Eaton Vance Limited Maturity Tax Free Funds
Eaton Vance Management
24 Federal Street
Boston, MA 02110
(617) 482-8260

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
24 Federal Street
Boston, MA 02110

Transfer Agent
The Shareholder Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104

                  Arizona Limited Maturity Tax Free Portfolio
            Portfolio of Investments - September 30, 1995 (Unaudited)

                          Tax-Exempt Investments - 100%
 Ratings (Unaudited)
-------------------------------
                      Principal
           Standard      Amount
               &           (000
 Moody's     Poor's    omitted)              Security                    Value
--------     -------    --------    ---------------------------   ------------
                                    Education - 2.8%
A1           AA           $15       Arizona State University
                                    Revenue Bonds, 6.50%,
                                    7/1/01                          $ 16,494
                                                                    ----------
                                    Escrowed/Prerefunded - 22.1%
Aaa          AAA          $10       Maricopa County, Arizona,
                                    Hospital Revenue,
                                    Escrowed to Maturity,
                                    6.50%, 1/1/97                   $ 10,157
Aaa          AAA           20       Maricopa County, Arizona,
                                    School District #28,
                                    (Kyrene Elementary),
                                    (FGIC), Prerefunded to
                                    7/1/01, 6.00%, 7/1/13             21,449
NR           AA+           20       Phoenix, Arizona,
                                    Prerefunded to 7/1/98,
                                    6.50%, 7/1/01                     21,481
NR           AAA           15       Phoenix, Arizona, Civic
                                    Improvement Corporation,
                                    Prerefunded to 7/1/03,
                                    6.125%, 7/1/14                    16,530
NR           AA+           20       Scottsdale, Arizona,
                                    Prerfunded to 7/1/00,
                                    6.00%, 7/1/10                     21,590
NR           AA-           15       Tuscon, Arizona,
                                    Prerefunded to 7/1/01,
                                    6.75%, 7/1/15                     16,725
Aaa          AAA           20       University of Arizona
                                    Medical Center
                                    Corporation, (MBIA),
                                    Prerefunded to 7/1/01,
                                    7.00%, 7/1/11                     22,758
                                                                    ----------
                                                                    $130,690
                                                                    ----------
                                    General Obligations - 23.5%
Aa           AA           $15       Phoenix, Arizona, 5.90%,
                                    7/1/00                          $ 16,005
Aa           A+            25       Pima County, Arizona,
                                    6.20%, 7/1/99                     26,704
A1           A             25       Maricopa County, Arizona,
                                    School District #8,
                                    6.10%, 7/1/04                     26,616
Baa1         A             25       Puerto Rico Public
                                    Building Authority,
                                    6.50%, 7/1/03                     27,431
Baa1         A             20       Commonwealth of Puerto
                                    Rico, 6.00%, 7/1/05               21,287
A1           A+            20       Tempe Union High School
                                    District #213, (Maricopa
                                    County, Arizona), 5.90%,
                                    7/1/03                            21,053
                                                                    ----------
                                                                    $139,096
                                                                    ----------
                                    Housing - 4.2%
NR           AAA          $25       Phoenix, Arizona,
                                    Industrial Development
                                    Authority, 6.00%, 6/1/06        $ 25,154
                                                                    ----------
                                    Insured Education - 11.5%
Aaa          AAA          $25       Arizona Educational Loan
                                    Marketing Corporation,
                                    (MBIA), 6.80%, 9/1/98           $ 26,501
Aaa          AAA           20       East Valley, Arizona,
                                    Institute of Technology,
                                    District 401, (AMBAC),
                                    5.90%, 7/1/03                     21,029
Aaa          AAA           20       Northern Arizona
                                    University, (AMBAC),
                                    6.00%, 6/1/06                     20,711
                                                                    ----------
                                                                    $ 68,241
                                                                    ----------
                                    Insured General Obligations - 17.0%
Aaa          AAA          $20       Maricopa County, Arizona,
                                    School District #40,
                                    (AMBAC), 5.75%, 7/1/03          $ 21,025
Aaa          AAA           25       Maricopa County, Arizona,
                                    School District #80,
                                    (FGIC), 6.30%, 7/1/05             26,894
Aaa          AAA           15       Maricopa County, Arizona,
                                    School District #28,
                                    (FGIC), 0.00%, 7/1/03             10,188
Aaa          AAA           20       Maricopa County, Arizona,
                                    (FGIC), 6.25%, 7/1/00             21,682
Aaa          AAA           20       Yavapai County, Arizona,
                                    School District, (AMBAC),
                                    6.00%, 7/1/01                     21,108
                                                                    ----------
                                                                    $100,897
                                                                    ----------
                                    Insured Special Tax Revenue - 2.8%
Aaa          AAA          $15       Arizona State
                                    Transportation Board
                                    Excise Tax, (MBIA),
                                    6.90%, 7/1/99                   $ 16,355
                                                                    ----------
                                    Special Tax Revenue - 7.1%
A            A-           $25       Glendale, Arizona
                                    Improvement District #59,
                                    6.00%, 1/1/03                   $ 26,085
A1           AA+           15       Tempe, Arizona, Municipal
                                    Property Corporation,
                                    5.50%, 7/1/03                     15,709
                                                                    ----------
                                                                    $ 41,794
                                                                    ----------
                                    Transportation - 2.7%
A            A+           $15       Phoenix, Arizona Street &
                                    Highway User Bonds,
                                    6.10%, 7/1/01                   $ 16,076
                                                                    ----------

                  Arizona Limited Maturity Tax Free Portfolio
            Portfolio of Investments - September 30, 1995 (Unaudited)

                       Tax-Exempt Investments (continued)
 Ratings (Unaudited)
-------------------------------
                      Principal
           Standard      Amount
               &           (000
 Moody's     Poor's    omitted)              Security                    Value
--------     -------    --------    ---------------------------   ------------
                                    Utility - 1.7%
Baa1         A            $10       Puerto Rico Electric
                                    Power Authority, 6.75%,
                                    1/1/01                          $ 10,048
                                                                    ----------
                                    Water & Sewer - 4.6%
Aa           AA-          $10       Scottsdale, Arizona,
                                    Water & Sewer, 5.75%,
                                    7/1/03                          $ 10,653
Baa1         A             15       Puerto Rico Aqueduct &
                                    Sewer Authority, 7.875%,
                                    7/1/17                            16,643
                                                                    ----------
                                                                    $ 27,296
                                                                    ----------
                                    Total tax-exempt
                                    investments (identified
                                    cost, $565,333)                 $592,141
                                                                    ==========

The Portfolio invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 31.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 7.2% to 14.2% of total investments.

                      See notes to financial statements

                 California Limited Maturity Tax Free Portfolio
            Portfolio of Investments - September 30, 1995 (Unaudited)

                          Tax-Exempt Investments - 100%

Ratings (Unaudited)
-------------------------------
                      Principal
           Standard      Amount
               &           (000
 Moody's     Poor's    omitted)              Security                    Value
--------     -------    --------    ---------------------------   ------------
                                   Cogeneration - 2.2%
NR          BBB-        $1,500     Central Valley Finance
                                   Authority, Carson Ice-Gen.
                                   Project, 5.20%, 7/1/99         $ 1,509,990
                                                                  ------------
                                   Education - 5.5%
Aaa         AAA         $1,500     California Educational
                                   Facilities Authority,
                                   Stanford University, 5.90%,
                                   11/1/03                        $ 1,613,235
Aaa         AAA          2,000     California Educational
                                   Facilities Authority,
                                   California Institute of
                                   Technology, 6.375%, 1/1/08       2,122,740
                                                                  ------------
                                                                  $ 3,735,975
                                                                  ------------
                                   Escrowed/Prerefunded - 19.1%
NR          A-          $1,700     California Educational
                                   Facilities Authority,
                                   National University,
                                   Prerefunded to 5/1/01,
                                   7.15%, 5/1/21                  $ 1,946,398
Aaa         AAA          2,300     California State Public
                                   Works Board, Department of
                                   Corrections, Prerefunded to
                                   9/1/01, 6.50%, 9/1/19            2,577,955
Aaa         AAA          1,500     East Bay Municipal Utility
                                   District, Water System
                                   Bonds, (AMBAC), Prerefunded
                                   to 6/1/01, 6.375%, 6/1/21        1,676,805
Aaa         AAA          2,000     Los Angeles County
                                   Commission Authority, Sales
                                   Tax Bonds, Prerefunded to
                                   7/1/01, 6.75%, 7/1/18            2,261,700
NR          AAA          1,000     Puerto Rico Highway,
                                   Prerefunded to 7/1/00,
                                   7.75%, 7/1/16                    1,160,470
NR          AAA            100     Redevelopment Agency of the
                                   City of Azusa, SFMR,
                                   Escrowed to Maturity,
                                   6.40%, 10/1/02                     107,564
NR          AAA          3,000     San Bernadino, California,
                                   Certificates of
                                   Participation, Prerefunded
                                   to 8/1/01, 7.00%, 8/1/28         3,434,910
                                                                  ------------
                                                                  $13,165,802
                                                                  ------------
                                   Electric Utilities - 9.3%
A2          A+          $  500     California Pollution
                                   Control Financing
                                   Authority, Southern
                                   California Edison Company,
                                   Series C, 6.85%, 12/1/08       $   533,035
A2          A+           1,000     California Pollution
                                   Control Financing
                                   Authority, Southern
                                   California Edison Company,
                                   Series D, 6.85%, 12/1/08         1,066,070
Aa          AA-          1,700     Department of Water and
                                   Power of the City of Los
                                   Angeles, Electric Plant
                                   Revenue Bonds, 5.75%,
                                   11/15/02                         1,799,399
Aa          AA-          2,000     Southern California Public
                                   Power Authority, 5.50%,
                                   7/1/12                           1,911,320
Aa          NR           1,000     Southern California Public
                                   Power Authority,
                                   Transmission Project,
                                   7.00%, 7/1/00                    1,078,170
                                                                  ------------
                                                                  $ 6,387,994
                                                                  ------------
                                   General Obligations - 13.5%
A1          A           $1,625     State of California, 6.80%,
                                   10/1/02                        $ 1,835,633
A1          A            1,100     State of California, 6.10%,
                                   9/1/04                           1,185,250
Aa          AA-          1,000     Palos Verdes Library
                                   District, 6.70%, 8/1/11          1,061,160
Baa1        A              750     Commonwealth of Puerto
                                   Rico, 6.35%, 7/1/10                791,760
Baa1        A              475     Puerto Rico Public Building
                                   Authority, 6.50%, 7/1/03           521,184
Baa1        A-             750     Puerto Rico Municipal
                                   Finance Agency, 5.60%,
                                   7/1/02                             772,388
A1          AA-          1,870     City and County of San
                                   Francisco, 6.50%, 12/15/03       2,021,657
A1          AA-          1,000     City and County of San
                                   Francisco, Public Schools
                                   Facilities Improvement
                                   Project, 7.60%, 9/1/06           1,072,480
                                                                  ------------
                                                                   $9,261,512
                                                                  ------------
                                   Housing - 5.5%
Aa          A+          $1,000     Department of Veterans
                                   Affairs of the State of
                                   California, Home Purchase
                                   Revenue Bonds, (AMT),
                                   7.50%, 8/1/98                   $1,026,330
A2          NR           1,000     Orange County, California,
                                   Apartment Development
                                   Revenue Bonds, Villa La
                                   Paz, LOC Tokai Bank, 4.50%,
                                   8/15/07                            986,610

Ratings (Unaudited)
-------------------------------
                      Principal
           Standard      Amount
               &           (000
Moody's      Poor's    omitted)              Security                    Value
--------     -------    --------    ---------------------------   ------------
                                   Housing (continued)
NR          AA+            750     Housing Authority of the
                                   County of Santa Clara,
                                   Orchard Glen Apartments,
                                   5.25%, 11/1/98                     752,888
NR          AAA          1,000     The City of Palmdale,
                                   California, Oasis at
                                   Palmdale Apartments,
                                   (FNMA), 5.60%, 12/1/99           1,027,530
                                                                  ------------
                                                                   $3,793,358
                                                                  ------------
                                   Hospitals - 3.9%
A1          AA-         $2,400     California Health
                                   Facilities Financing
                                   Authority, Sisters of
                                   Providence, 7.50%,
                                   10/1/10                         $2,653,608
                                                                  ------------
                                   Industrial Development
                                   Revenue - 2.5%
Aaa         AAA         $1,700     California Pollution
                                   Control Financing
                                   Authority, North County
                                   Recycling Center, 6.00%,
                                   7/1/00                          $1,700,000
                                                                  ------------
                                   Insured Education - 1.6%
Aaa         AAA         $1,000     The Regents of the
                                   University of California,
                                   (MBIA), 6.00%, 9/1/02           $1,079,550
                                                                  ------------
                                   Insured Electric Utilities - 6.1%
Aaa         AAA         $1,000     California Pollution
                                   Control Financing
                                   Authority, Southern
                                   California Edison Company,
                                   (MBIA), 6.85%, 12/1/08          $1,075,070
Aaa         AAA          1,900     Northern California Power
                                   Agency, (MBIA), 6.00%,
                                   8/1/03                           2,048,409
Aaa         AAA          1,000     Sacramento Municipal
                                   Utility District, (MBIA),
                                   6.20%, 8/15/05                   1,083,780
                                                                  ------------
                                                                   $4,207,259
                                                                  ------------
                                   Insured General Obligations - 4.8%
Aaa         AAA         $1,000     The City and County of San
                                   Francisco, School District
                                   Facilities Improvement
                                   Projects, (FGIC), 6.00%,
                                   6/15/01                         $1,072,490
Aaa         AAA          1,925     Moulton Niguel, California
                                   Water District, (AMBAC),
                                   7.30%, 4/1/12                    2,186,165
                                                                  ------------
                                                                   $3,258,655
                                                                  ------------
                                   Insured Hospital Revenue - 5.1%
Aaa         AAA         $1,750     ABAG Finance Authority,
                                   Certificates of
                                   Participation, Stanford
                                   University Hospital,
                                   (MBIA), 4.90%, 11/1/03          $1,739,553
Aaa         AAA          1,000     ABAG Finance Authority,
                                   Certificates of
                                   Participation, Stanford
                                   University Hospital,
                                   (MBIA), 5.125%, 11/1/05            994,900
Aaa         AAA            750     ABAG Finance Authority,
                                   Certificates of
                                   Participation, Stanford
                                   University Hospital,
                                   (MBIA), 5.875%, 11/1/06            786,383
                                                                  ------------
                                                                   $3,520,836
                                                                  ------------
                                   Insured Lease Revenue/
                                   Certificates of Participation - 1.9%
Aaa         AAA         $1,250     Merced County, California,
                                   CSAC Lease Finance Program,
                                   Certificates of
                                   Participation, (FSA),
                                   5.60%, 10/1/01                  $1,315,475
                                                                  ------------
                                   Insured Transportation - 1.6%
Aaa         AAA         $1,000     San Francisco Bay Area
                                   Rapid Transit District,
                                   (AMBAC), 6.75%, 7/1/09          $1,080,410
                                                                  ------------
                                   Insured Water & Sewer
                                   Revenue - 2.1%
Aaa         AAA         $  585     Sweetwater Authority, Water
                                   Revenue Bonds, (AMBAC),
                                   7.00%, 4/1/10                   $  634,058
Aaa         AAA            750     City of Vallejo,
                                   California, Water
                                   Improvement Project,
                                   (FGIC), 6.00%, 11/1/00             804,368
                                                                  ------------
                                                                   $1,438,426
                                                                  ------------
                                   Lease Revenue/Certificate of
                                   Participation - 2.9%
Aa          NR          $2,000     University of California,
                                   Central Chiller Project,
                                   5.20%, 11/1/07                  $1,954,360
                                                                  ------------
                                   Special Tax Revenue - 3.0%
Aa          AA          $2,000     Orange County Local
                                   Transportation Authority,
                                   Sales Tax Revenue Bonds,
                                   5.70%, 2/15/03                  $2,053,000
                                                                  ------------

Ratings (Unaudited)
-------------------------------
                      Principal
           Standard      Amount
               &           (000
 Moody's     Poor's    omitted)              Security                    Value
--------     -------    --------    ---------------------------   ------------
                                   Transportation - 3.9%
A1          NR          $1,000     Contra Costa, California
                                   Transportation Authority,
                                   6.40%, 3/1/01                  $ 1,080,300
Aa          AA           1,500     Los Angeles Department of
                                   Airports, 7.40%, 5/1/10          1,590,000
                                                                  ------------
                                                                  $ 2,670,300
                                                                  ------------
                                   Water & Sewer Revenue - 5.5%
A           NR          $  700     Coachella Valley Water
                                   District, Flood Control
                                   Project, Certificates of
                                   Participation, 5.75%,
                                   10/1/00                        $   714,263
A1          A            2,000     The City of Los Angeles
                                   Wastewater System, 6.90%,
                                   6/1/08                           2,188,380
Baa1        A              750     Puerto Rico Aqueduct and
                                   Sewer Authority, 7.875%,
                                   7/1/17                             832,125
                                                                  ------------
                                                                  $ 3,734,768
                                                                  ------------
                                   Total tax-exempt
                                   investments (identified
                                   cost $66,519,577)              $68,521,278
                                                                  ============

The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 23.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 1.9% to 12.9% of total investments.

                      See notes to financial statements

                Connecticut Limited Maturity Tax Free Portfolio
            Portfolio of Investments - September 30, 1995 (Unaudited)

                         Tax-Exempt Investments - 100%
 Ratings (Unaudited)
-------------------------------
                      Principal
           Standard      Amount
               &           (000
 Moody's     Poor's    omitted)             Security                   Value
--------     -------    --------    --------------------------   -----------
                                   Education - 7.1%
NR          A           $  345     State of Connecticut HEFA,
                                   The Taft School Issue,
                                   4.50%, 7/1/01                 $  338,141
Baa1        BBB+           750     State of Connecticut HEFA,
                                   Fairfield University
                                   Issue, 6.90%, 7/1/14             783,390
                                                                 -----------
                                                                 $1,121,531
                                                                 -----------
                                   Electric Revenue - 3.5%
Baa1        A-          $  500     Puerto Rico Electric Power
                                   Authority, 7.125%, 7/1/14     $  545,250
                                                                 -----------
                                   Escrowed/Prerefunded - 3.5%
Aaa         AAA         $  500     South Central Connecticut
                                   Regional Water Authority,
                                   (AMBAC), Prerefunded to
                                   8/1/01, 6.50%, 8/1/07         $  557,050
                                                                 -----------
                                   General Obligations - 20.8%
Aa          AA-         $  500     State of Connecticut,
                                   5.95%, 11/15/00               $  534,645
Aa          AA-            500     State of Connecticut,
                                   6.50%, 3/1/03                    551,050
Aa          AA             250     Town of Danbury,
                                   Connecticut, 7.00%, 8/1/04       287,805
NR          BBB            300     Government of Guam, 4.80%,
                                   11/15/03                         287,331
A1          NR             125     Town of Killington,
                                   Connecticut, 6.80%,
                                   9/15/07                          133,905
A1          NR             125     Town of Newton,
                                   Connecticut, 4.60%,
                                   6/15/02                          125,420
Baa1        A              250     Commonwealth of Puerto
                                   Rico, 7.50%, 7/1/04              294,765
Baa1        A              285     Commonwealth of Puerto
                                   Rico, 6.35%, 7/1/10              300,869
Baa1        A-             500     Puerto Rico Municipal
                                   Finance Agency, 5.70%,
                                   7/1/03                           516,685
Baa1        A-             250     Puerto Rico Municipal
                                   Finance Agency, 5.875%,
                                   7/1/06                           256,935
                                                                 -----------
                                                                 $3,289,410
                                                                 -----------
                                   Hospital Revenue - 4.3%
NR          BBB-        $  640     Connecticut Health and
                                   Educational Facilities
                                   Authority, New Britain
                                   Hospital, 7.50%, 7/1/06       $  683,834
                                                                 -----------
                                   Housing - 8.9%
Aa          AA          $  120     Connecticut Housing
                                   Finance Authority, 5.45%,
                                   5/15/04                       $  120,401
Aa          AA             200     Connecticut Housing
                                   Finance Authority, 6.95%,
                                   11/15/01                         210,734
Aa          AA           1,000     Connecticut Housing
                                   Finance Authority, 6.90%,
                                   11/15/99                       1,068,250
                                                                 -----------
                                                                 $1,399,385
                                                                 -----------
                                   Insured Transportation - 5.6%
Aaa         AAA         $  750     Connecticut State Airport
                                   Bonds, Bradley
                                   International Airport,
                                   (FGIC), 7.40%, 10/1/04        $  886,230
                                                                 -----------
                                   Insured Hospitals - 15.2%
Aaa         AAA         $  695     Connecticut Development
                                   Authority, Hartford
                                   Hospital Real Estate
                                   Corporation Project,
                                   (MBIA), (AMT), 6.875%,
                                   10/1/06                       $  751,545
Aaa         AAA            750     Connecticut HEFA, Bristol
                                   Hospital Issue, (MBIA),
                                   7.00%, 7/1/09                    824,753
Aaa         AAA            500     Connecticut HEFA,
                                   Waterbury Hospital Issue,
                                   (FSA), 7.00% 7/1/20              549,835
Aaa         AAA            250     Connecticut HEFA, Stamford
                                   Hospital Issue, (MBIA),
                                   6.50%, 7/1/06                    269,653
                                                                 -----------
                                                                 $2,395,786
                                                                 -----------
                                   Insured General Obligations - 7.7%
Aaa         AAA          $315      New Haven, Connecticut,
                                   (FGIC), 5.25%, 8/1/06         $  314,458
Aaa         AAA           500      Old Saybrook, Connecticut,
                                   (AMBAC), 4.10%, 8/15/01          490,270
Aaa         AAA           100      Town of Oxford,
                                   Connecticut, (FGIC),
                                   6.90%, 2/1/06                    108,465
Aaa         AAA           300      City of Waterbury,
                                   Connecticut, (FGIC),
                                   4.80%, 4/15/01                   303,480
                                                                 -----------
                                                                 $1,216,673
                                                                 -----------
                                   Insured Miscellaneous - 5.1%
Aaa         AAA          $725      Woodstock, Connecticut
                                   Special Obligation Bonds,
                                   (AMBAC), 7.00%, 3/1/07        $  800,705
                                                                 -----------
                                   Insured Special Tax - 7.2%
Aaa         AAA          $525      Connecticut Special
                                   Assessment Unemployment
                                   Compensation Advance Fund
                                   Revenue Bonds, (AMBAC),
                                   4.60%, 5/15/00                $  529,316

 Ratings (Unaudited)
-------------------------------
                      Principal
           Standard      Amount
               &           (000
 Moody's     Poor's    omitted)             Security                   Value
--------     -------    --------    --------------------------   -----------
                                   Insured Special Tax (continued)
Aaa         AAA           600      Connecticut Special Tax,
                                   (FGIC), 5.10%, 6/1/03             608,310
                                                                 -----------
                                                                 $ 1,137,626
                                                                 -----------
                                   Miscellaneous - 7.2%
A1          AA-          $500      Connecticut State
                                   Development Authority,
                                   4.60%, 11/15/01               $   500,765
A2          NR            625      Connecticut State
                                   Development Authority,
                                   Frito-Lay Incorporated
                                   Project, 6.375%, 7/1/04           638,537
                                                                 -----------
                                                                 $ 1,139,302
                                                                 -----------
                                   Solid Waste - 1.8%
NR          A-           $300      Eastern Connecticut
                                   Resource Recovery
                                   Authority, Wheelabrator
                                   Lisbon Project, (AMT),
                                   4.90%, 1/1/02                 $   290,265
                                                                 -----------
                                   Special Tax Revenue - 2.1%
A1          AA-          $300      State of Connecticut,
                                   Special Tax Obligation
                                   Bonds, 7.00%, 10/1/99         $   326,905
                                                                 -----------
                                   Total tax-exempt
                                   investments (identified
                                   cost $15,417,395)             $15,789,952
                                                                 ===========

The Portfolio invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 40.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 3.5% to 14.1% of total investments.

                      See notes to financial statements

                  Florida Limited Maturity Tax Free Portfolio
            Portfolio of Investments - September 30, 1995 (Unaudited)

                         Tax-Exempt Investments - 100%
 Ratings (Unaudited)
---------------------------
                  Principal
         Standard    Amount
              &        (000
 Moody's   Poor's  omitted)              Security                   Value
--------     -----    ------    ---------------------------   -----------
                               Escrowed/Prerefunded - 22.8%
Aaa         AAA      $1,015    Dade County FL, Educational
                               Facilities Authority,
                               (MBIA), Prerefunded to
                               10/1/01, 7.00%, 10/1/08        $ 1,162,510
Aaa         AAA       1,000    Dunnedin FL Hospital, Mease
                               Health Care, (MBIA),
                               Prerefunded to 11/15/01,
                               6.75%, 11/15/21                  1,134,270
Aaa         AAA       3,000    Florida Board of Education
                               Capital Outlay, Prerefunded
                               to 6/1/00 7.25%, 6/1/23          3,405,330
Aaa         AAA       1,500    Florida Department of
                               Natural Resources,
                               Preservation 2000, (MBIA),
                               7.25%, 7/1/08                    1,650,120
Aaa         AAA       1,000    Florida MPA, All
                               Requirements Power Supply
                               Project, (AMBAC),
                               Prerefunded to 10/1/02,
                               6.25%, 10/1/21                   1,112,240
Aaa         AAA       1,500    Florida MPA, Stanton II
                               Project, (AMBAC),
                               Prerefunded to 6/1/02,
                               6.50%, 10/1/20                   1,690,575
Aaa         AAA       1,780    Hollywood FL Water & Sewer,
                               (FGIC), Prerefunded to
                               10/1/02 6.375%, 10/1/02          1,980,837
Aaa         AAA       1,500    Jacksonville Beach
                               Utilities, (MBIA),
                               Prerefunded to 10/1/01,
                               6.50%, 10/1/12                   1,678,995
Aaa         AAA       2,500    Jacksonville Electric
                               Authority, Bulk Power
                               Supply System, Prerefunded
                               to 10/1/00, 6.75%, 10/1/21       2,790,875
Aaa         AAA       4,485    Jacksonville Electric
                               Authority, Bulk Power
                               Supply System, Prerefunded
                               to 10/1/00, 6.75%, 10/1/16       5,006,830
Aaa         AAA       1,000    Manatee County Public
                               Utilities, (MBIA),
                               Prerefunded to 10/1/01,
                               6.80%, 10/1/05                   1,134,930
Aaa         AAA       3,250    Orlando Utility Community
                               Water & Electric,
                               Prerefunded to 10/1/01,
                               6.50%, 10/1/20                   3,637,823
Aaa         AAA       2,000    Palm Bay FL Utility, Palm
                               Bay Utility Corporation,
                               (MBIA) Prerefunded to
                               10/1/02, 6.20%, 10/1/17          2,218,560
Aaa         AAA       2,805    Palm Beach County Criminal
                               Justice Facilities, (FGIC),
                               Prerefunded to 6/1/00,
                               7.00%, 6/1/01                    3,154,727
                                                              -----------
                                                              $31,758,622
                                                              -----------
                               General Obligations - 13.2%
Aa          AA       $1,500    Florida State Board of
                               Education, 6.25%, 6/1/01       $ 1,635,990
Aa          AA        1,500    Florida State Board of
                               Education, 6.75%, 6/1/12         1,670,535
Aa          AA        2,000    Florida State Board of
                               Education, 6.75%, 6/1/00         2,207,360
Aa          AA        1,295    Florida State Board of
                               Education, 6.75%, 6/1/04         1,423,412
NR          A           350    Hillsborough County,
                               (Environmentally Sensitive
                               Lands Acquisition and
                               Protection Program), 6.00%,
                               7/1/03                             370,136
Baa1        A         1,000    Puerto Rico Public Building
                               Authority, 6.50%, 7/1/03         1,097,230
Baa1        A-        2,000    Puerto Rico Municipal
                               Finance Agency, 5.50%,
                               7/1/01                           2,057,240
Baa1        A-          775    Puerto Rico Municipal
                               Finance Agency, 5.60%,
                               7/1/02                             798,134
Baa1        A-        5,400    Puerto Rico Municipal
                               Finance Agency, 5.875%,
                               7/1/05                           5,587,704
NR          NR        1,500    Virgin Islands Public
                               Finance Authority, 6.80%,
                               10/1/00                          1,602,960
                                                              -----------
                                                              $18,450,701
                                                              -----------
                               Hospitals - 3.9%
NR          BBB       $470     Escambia County Health
                               Facilities Authority,
                               (Baptist Hospital Inc., and
                               Baptist Manor Inc.) 5.00%,
                               10/1/95                         $470,005
NR          BBB        490     Escambia County Health
                               Facilities Authority,
                               (Baptist Hospital Inc., and
                               Baptist Manor Inc.) 5.50%,
                               10/1/96                          493,278
NR          BBB        515     Escambia County Health
                               Facilities Authority,
                               (Baptist Hospital Inc., and
                               Baptist Manor Inc.) 6.00%,
                               10/1/97                          523,276
NR          BBB        545     Escambia County Health
                               Facilities Authority,
                               (Baptist Hospital Inc., and
                               Baptist Manor Inc.) 6.25%,
                               10/1/98                          558,690

 Ratings (Unaudited)
---------------------------
                  Principal
         Standard    Amount
              &        (000
 Moody's   Poor's  omitted)              Security                   Value
--------     -----    ------    ---------------------------   -----------
                               Hospitals (continued)
Baa1        NR          425    Jacksonville Health
                               Facilities Authority,
                               (National Benevolent
                               Association- Cypress
                               Village Project), 6.00%,
                               12/1/98                           429,573
Baa1        NR          450    Jacksonville Health
                               Facilities Authority,
                               (National Benevolent
                               Association- Cypress
                               Village Project), 6.25%,
                               12/1/99                           457,839
Baa1        NR          480    Jacksonville Health
                               Facilities Authority,
                               (National Benevolent
                               Association-Cypress Village
                               Project), 6.50%, 12/1/00          489,821
NR          A-        1,635    Palm Beach County Health
                               Facilities Authority, Good
                               Samaritan Health Systems
                               Inc., 5.60% 10/1/01             1,670,807
A           BBB+        290    St. Johns County Industrial
                               Development Authority,
                               (Flagler Hospital Project),
                               5.60%, 8/1/01                     296,911
                                                              -----------
                                                              $5,390,200
                                                              -----------
                               Housing - 1.4%
Baa         BBB      $2,000    Puerto Rico Housing Bank
                               and Finance Agency, 5.10%,
                               12/1/03                        $1,961,960
                                                              -----------
                               Industrial Development
                               Revenue - 2.6%
Baa2        BBB      $1,470    Nassau County PCR, (ITT
                               Rayonier Incorporated
                               Project), 5.60%, 6/1/00        $1,492,109
B1          BB+       2,000    Polk County, Florida,
                               Industrial Development
                               Authority, (IMC
                               Fertilizer), 7.525%, 1/1/15     2,089,640
                                                              -----------
                                                              $3,581,749
                                                              -----------
                               Insured General
                               Obligations - 5.4%
Aaa         AAA      $2,475    Dade County Local School
                               District, (MBIA), 6.40%,
                               8/1/00                         $2,705,868
Aaa         AAA       1,500    Dade County Local School
                               District, (MBIA), 6.00%,
                               8/1/06                          1,573,320
Aaa         AAA       1,000    Dade County Local School
                               District, (MBIA), 5.20%,
                               8/1/07                          1,007,330
Aaa         AAA         500    Duval County Local School
                               District, (AMBAC), 6.00%,
                               8/1/03                            542,790
Aaa         AAA       1,580    Sarasota County FL, (FGIC),
                               6.25%, 10/1/05                  1,707,222
                                                              -----------
                                                              $7,536,530
                                                              -----------
                               Insured Health Care - 3.2%
Aaa         AAA      $4,000    Jacksonville Health
                               Facilities Authority,
                               (Baptist Medical Center
                               Project), (MBIA), 7.25%,
                               6/1/05 (1)                     $4,436,280
                                                              -----------
                               Insured Hospitals - 8.7%
Aaa         AAA      $1,050    Hillsborough County
                               Hospital Authority, (Tampa
                               General Hospital Project),
                               (FSA), 5.875%, 10/1/00         $1,126,493
Aaa         AAA       2,000    Hillsborough County
                               Hospital Authority, (Tampa
                               General Hospital Project),
                               (FSA), 6.375%, 10/1/13          2,081,100
Aaa         AAA       1,000    City of Lakeland, (Lakeland
                               Regional Medical Center
                               Project), (FGIC), 5.40%,
                               11/15/01                        1,057,980
Aaa         AAA       1,360    North Broward Hospital
                               District, (MBIA), 6.20%,
                               1/1/04                          1,480,972
Aaa         AAA       1,000    Orange County Health
                               Facilities Authority,
                               (Adventist Health System/
                               Sunbelt Inc,) (CGIC),
                               5.50%, 11/15/02                  1,063,370
Aaa         AAA       4,500    South Broward Hospital
                               District, (AMBAC), 7.50%,
                               5/1/08                           5,260,725
                                                              -----------
                                                              $12,070,640
                                                              -----------
                               Insured Housing - 1.4%
Aaa         AAA      $2,000    Florida Housing Finance
                               Agency, Multi-Family
                               Housing, (Lantana-Oxford
                               Project), (FSA), 5.50%,
                               11/1/07                        $ 2,006,920
                                                              -----------
                               Insured Lease Revenue/Certificates
                               of Participation - 1.1%
Aaa         AAA      $1,150    City of Collier County,
                               Certificate of
                               Participation, (FSA),
                               5.35%, 2/15/02                 $ 1,193,827
Aaa         AAA         315    Santa Rosa County, Florida,
                               (FSA), 5.90%, 2/1/01               338,118
                                                              -----------
                                                              $ 1,531,945
                                                              -----------

 Ratings (Unaudited)
---------------------------
                  Principal
         Standard    Amount
              &        (000
 Moody's   Poor's  omitted)              Security                   Value
--------     -----    ------    ---------------------------   -----------
                               Insured Miscellaneous - 2.5%
Aaa         AAA      $2,000    City of Jacksonville,
                               Guaranteed Entitlement,
                               (AMBAC), 5.50% 10/1/02         $ 2,134,880
Aaa         AAA         500    Lee County Capital Revenue,
                               (MBIA), 7.30%, 10/1/07             557,640
Aaa         AAA         755    Miami Sports and Exhibition
                               Authority, Special
                               Obligation, (FGIC), 5.65%,
                               10/1/02                            809,858
                                                              -----------
                                                              $ 3,502,378
                                                              -----------
                               Insured Solid Waste - 0.4%
Aaa         AAA      $  535    Pinellas County Resource
                               Recovery, (MBIA), 6.85%
                               10/1/03                        $   599,216
                                                              -----------
                               Insured Special Tax - 5.3%
Aaa         AAA      $1,525    Florida Department of
                               Natural Resources,
                               Preservation 2000, (AMBAC),
                               6.70%, 7/1/05                  $ 1,713,277
Aaa         AAA       5,150    Tampa FL Utility Tax,
                               (AMBAC), 6.50%, 10/1/02          5,703,419
                                                              -----------
                                                              $ 7,416,696
                                                              -----------
                               Insured Transportation - 8.2%
Aaa         AAA      $1,700    Hillsborough County
                               Aviation Authority, Tampa
                               International Airport,
                               (FGIC), 6.60%, 10/1/03         $ 1,855,601
Aaa         AAA       2,000    Hillsborough County
                               Aviation Authority, Tampa
                               International Airport,
                               (FGIC), 6.80%, 10/1/05           2,186,000
Aaa         AAA       3,120    Hillsborough County
                               Aviation Authority, Tampa
                               International Airport,
                               (FGIC), 6.85%, 10/1/06           3,408,600
Aaa         AAA       1,000    Port Everglades Authority
                               FL, Port Facilities,
                               (FGIC), 7.00%, 9/1/00            1,119,680
Aaa         AAA       2,500    Palm Beach County, Florida,
                               Airport, (MBIA), 7.75%,
                               10/1/10                          2,917,700
                                                              -----------
                                                              $11,487,581
                                                              -----------
                               Insured Water & Sewer - 5.5%
Aaa         AAA      $  600    Cape Coral FL Wastewater,
                               (FSA), 5.75%, 7/1/01           $   640,026
Aaa         AAA         790    Cape Coral FL Wastewater,
                               (FSA), 6.10%, 7/1/05               845,087
Aaa         AAA       2,000    Manatee County FL, Public
                               Utilities, (MBIA), 6.75%,
                               10/1/04                          2,291,520
Aaa         AAA       1,005    Northern Palm Beach County
                               FL Water Control District,
                               (MBIA), 7.15%, 11/1/02           1,107,329
Aaa         AAA       1,080    Northern Palm Beach County
                               FL Water Control District,
                               (MBIA), 7.15%, 11/1/03           1,188,875
Aaa         AAA       1,000    Pasco County FL, Water &
                               Sewer Revenue, (FGIC),
                               5.40%, 10/1/03                   1,060,530
Aaa         AAA         500    Port Orange FL Water &
                               Sewer Revenue, (AMBAC),
                               6.50%,10/1/04                      541,210
                                                              -----------
                                                              $ 7,674,577
                                                              -----------
                               Miscellaneous - 0.7%
Baa         BBB      $1,000    Puerto Rico Housing Bank &
                               Finance Agency, 5.00%,
                               12/1/02                        $   982,830
                                                              -----------
                               Solid Waste - 0.8%
A           NR       $1,165    Brevard County, Florida,
                               Solid Waste Management
                               System 5.00%, 4/1/01           $ 1,174,448
                                                              -----------
                               Special Tax Revenue - 0.3%
Baa1        BBB+     $  400    Puerto Rico Infrastructure
                               Financing Authority, 7.60%,
                               7/1/00                         $   437,924
                                                              -----------
                               Transportation - 0.7%
A           A        $  925    Florida Sunshine Skyway
                               Revenue Bonds, 6.40%,
                               7/1/04                         $   994,856
                                                              -----------
                               Utilities - 7.1%
Aa1         AA       $3,000    Jacksonville Electric
                               Authority, St. John's River
                               Power Park, 6.50%, 10/1/03     $3,362,670
Aa1         AA        4,000    Jacksonville Electric
                               Authority, St. John's River
                               Power Park, Crossover
                               Refunding, 6.95%, 10/1/04       4,420,080
Aa          AA-       2,000    City of Tallahassee,
                               Electric Refunding Bonds,
                               5.90%, 10/1/05                  2,151,560
                                                              -----------
                                                              $9,934,310
                                                              -----------
                               Water & Sewer Revenue - 4.6%
A3          A+       $  330    Dunes Community Development
                               District, (Flagler County,
                               Water & Sewer Project),
                               5.40%, 10/1/00                 $  342,695

 Ratings (Unaudited)
---------------------------
                  Principal
         Standard    Amount
              &        (000
 Moody's   Poor's  omitted)              Security                   Value
--------     -----    ------    ---------------------------   -----------
                               Water & Sewer Revenue (continued)
A3          A+          345    Dunes Community Development
                               District, (Flagler County,
                               Water & Sewer Project),
                               5.50%, 10/1/01                     360,180
A3          A+          365    Dunes Community Development
                               District, (Flagler County,
                               Water & Sewer Project),
                               5.60%, 10/1/02                     382,166
A3          A+          380    Dunes Community Development
                               District, (Flagler County,
                               Water & Sewer Project),
                               5.70%, 10/1/03                     400,155
A1          A+        1,110    Pinellas County FL, Water
                               Revenue Certificates,
                               5.90%, 10/1/01                   1,139,126
Aa          AA-       1,700    St. Petersberg FL, Public
                               Utility Revenue, 6.65%,
                               10/1/03                          1,941,625
Baa1        A         1,750    Puerto Rico Aqueduct &
                               Sewer Authority, 7.875%,
                               7/1/17                           1,871,136
                                                              -----------
                                                             $  6,437,083
                                                              -----------
                               Total tax-exempt
                               investments (identified
                               cost, $134,625,228)           $139,367,446
                                                              ===========

The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 41.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 0.8% to 15.1% of total investments.

                      See notes to financial statements

               Massachusetts Limited Maturity Tax Free Portfolio
            Portfolio of Investments - September 30, 1995 (Unaudited)

                         Tax-Exempt Investments - 100%
 Ratings (Unaudited)
---------------------------
                  Principal
         Standard    Amount
              &        (000
 Moody's   Poor's  omitted)              Security                  Value
--------     -----    ------    ---------------------------   ----------
                               Education - 7.4%
A1          A+       $1,200    Massachusetts Health and
                               Education Finance
                               Authority, Tufts University
                               Issue, 7.40%, 8/1/18          $ 1,293,444
A           A-        1,000    Massachusetts Industrial
                               Finance Agency, Clark
                               University Issue, 6.80%,
                               7/01/06                         1,095,940
Aaa         NR        5,450    The New England Education
                               Loan Marketing Corporation,
                               5.80%, 3/1/02                   5,695,359
                                                              ----------
                                                             $ 8,084,743
                                                              ----------
                               Electric Utilities - 4.8%
A           BBB+     $  500    Massachusetts Municipal
                               Wholesale Electric Company,
                               6.50%, 7/1/02                 $   544,515
A           BBB+        500    Massachusetts Municipal
                               Wholesale Electric Company,
                               5.70%, 7/1/01                     520,270
A           BBB+      1,000    Massachusetts Municipal
                               Wholesale Electric Company,
                               5.70%, 7/1/01                   1,040,540
A           BBB+        900    Massachusetts Municipal
                               Wholesale Electric Company,
                               6.75%, 7/1/05                     988,416
Baa1        A-        2,000    Puerto Rico Electric Power
                               Authority, 7.00%, 7/1/07        2,156,140
                                                              ----------
                                                             $ 5,249,881
                                                              ----------
                               Escrowed/Prerefunded - 21.4%
Aaa         NR       $1,655    City of Boston,
                               Massachusetts, Boston City
                               Hospital, (FHA),
                               Prerefunded to 8/15/00,
                               7.15%, 8/15/01                $ 1,871,209
Aaa         AAA       1,175    Boston, Massachusetts,
                               (MBIA), Prerefunded to
                               7/1/01, 6.75%, 7/1/11           1,319,196
Aaa         A+        1,000    The Commonwealth of
                               Massachusetts, Prerefunded
                               to 10/1/96, 7.125%, 10/1/05     1,049,810
Aaa         A+          470    The Commonwealth of
                               Massachusetts, Prerefunded
                               to 12/15/98, 7.375%,
                               12/15/04                          519,698
Aaa         A+        1,000    The Commonwealth of
                               Massachusetts, Prerefunded
                               to 8/1/01, 6.75%, 8/1/06        1,124,030
Aaa         NR        1,000    Lowell, Massachusetts,
                               Prerefunded to 2/15//01,
                               7.625%, 2/15/10                 1,165,770
Aaa         AAA       2,000    Lynn, Massachusetts Water
                               and Sewer Commission,
                               (MBIA), Prerefunded to
                               12/1/00, 7.25%, 12/1/10         2,282,300
Aaa         BBB+      1,245    Massachusetts Municipal
                               Wholesale Electric System,
                               Prerefunded to 7/1/02,
                               6.75%, 7/1/17                   1,409,091
NR          A+        1,700    Massachusetts Health and
                               Educational Facilities
                               Authority, Baystate Medical
                               Center, Prerefunded to
                               7/1/99, 7.375%, 7/1/08          1,898,322
NR          AAA       1,085    Massachusetts Health and
                               Educational Facilities
                               Authority, Jordan Hospital
                               Issue, (FHA), Prerefunded
                               to 8/15/98, 7.85%, 8/15/28      1,206,867
Aaa         AAA       1,750    Massachusetts Industrial
                               Finance Agency, Museum of
                               Science Issue, (FSA),
                               Prerefunded to 11/1/99,
                               7.30%, 11/1/09                  1,966,668
Aaa         AAA       6,750    Massachusetts Water
                               Resource Authority,
                               Prerefunded to 4/1/00,
                               7.50%, 4/1/09                   7,675,763
                                                              ----------
                                                             $23,488,724
                                                              ----------
                               General Obligations - 9.5%
Baa         NR       $  750    Greater New Bedford
                               Regional Refuse Management
                               District, Landfill Bonds,
                               (AMT), 5.00%, 5/1/99            $743,685
Baa         NR          750    Greater New Bedford
                               Regional Refuse Management
                               District, Landfill Bonds,
                               (AMT), 5.10%, 5/1/00             737,970
Baa         A-        1,000    City of Lawrence,
                               Massachusetts State
                               Qualified Bonds, 5.00%,
                               9/15/02                          998,230
Baa         A-          500    City of Lawrence,
                               Massachusetts State
                               Qualified Bonds, 5.25%,
                               9/15/04                          500,690
Baa1        NR          500    City of Lowell,
                               Massachusetts, State
                               Qualified Bonds, 5.50%,
                               8/15/97                          511,055
Baa1        NR          650    City of Lowell,
                               Massachusetts, State
                               Qualified Bonds, 5.75%,
                               8/15/98                          671,385

 Ratings (Unaudited)
---------------------------
                  Principal
         Standard    Amount
              &        (000
 Moody's   Poor's  omitted)              Security                  Value
--------     -----    ------    ---------------------------   ----------
                               General Obligations (continued)
A1          A+          730    The Commonwealth of
                               Massachusetts Dedicated
                               Income Tax Bonds, 7.875%,
                               6/1/97                            775,253
A1          A+        1,240    The Commonwealth of
                               Massachusetts, 6.10%,
                               6/1/02                          1,343,329
A1          A+        1,000    The Commonwealth of
                               Massachusetts, 6.25%,
                               7/1/04                          1,100,190
Baa1        A-          750    Puerto Rico Municipal
                               Finance Agency, 5.60%,
                               7/1/02                            772,388
Baa1        A           750    Commonwealth of Puerto
                               Rico, 6.35%, 7/1/10               791,760
A           NR          210    Taunton, Massachusetts,
                               8.00%, 2/1/01                     240,059
Baa1        BBB+      1,275    Worcester, Massachusetts,
                               6.80%, 5/15/00                  1,327,109
                                                              ----------
                                                             $10,513,103
                                                              ----------
                               Hospitals - 10.6%
Aa          AA-      $2,180    City of Boston,
                               Massachusetts, Boston City
                               Hospital, (FHA Insured
                               Mortgage), 5.00%, 2/15/00     $ 2,207,969
Aa          AA-       2,160    City of Boston,
                               Massachusetts, Boston City
                               Hospital, (FHA Insured
                               Mortgage), 5.15%, 2/15/01       2,203,416
A           A-        1,225    Massachusetts Health and
                               Educational Facilities
                               Authority, Charlton
                               Memorial Hospital Issue,
                               7.00%, 7/1/00                   1,317,537
A           A-          610    Massachusetts Health and
                               Educational Facilities
                               Authority, Charlton
                               Memorial Hospital Issue,
                               7.10%, 7/1/01                     663,991
Aa          AA          750    Massachusetts Health and
                               Educational Facilities
                               Authority, Children's
                               Hospital Issue, 5.50%,
                               10/1/02                           775,463
Aa          AA          500    Massachusetts Health and
                               Educational Facilities
                               Authority, Children's
                               Hospital Issue, 5.60%,
                               10/1/03                           517,230
Aa          NR        3,000    Massachusetts Health and
                               Educational Facilities
                               Authority, Daughters of
                               Charity Issue, 5.75%,
                               7/1/02                          3,141,120
A           A           650    Massachusetts Health and
                               Educational Facilities
                               Authority, New England
                               Deaconess Hospital Issue,
                               6.50%, 4/1/04                     689,098
                                                              ----------
                                                             $11,515,824
                                                              ----------
                               Housing - 0.2%
NR          BBB+     $  180    Massachusetts Housing
                               Finance Agency, (AMT),
                               8.10%, 8/1/23                 $   188,089
                                                              ----------
                               Industrial Development
                               Revenue - 0.3%
A2          NR       $  350    Canton, Massachusetts,
                               Industrial Development
                               Finance Authority, General
                               Signal Corporation, 5.625%,
                               12/1/02                       $   353,147
                                                              ----------
                               Insured Education - 3.5%
Aaa         AAA      $  635    Massachusetts Educational
                               Financing Authority,
                               (AMBAC), (AMT), 6.40%,
                               1/1/99                        $   661,041
Aaa         AAA         690    Massachusetts Educational
                               Financing Authority,
                               (AMBAC), (AMT), 6.65%,
                               1/1/01                            731,421
Aaa         AAA       2,300    Massachusetts Educational
                               Financing Authority,
                               (MBIA), (AMT), 7.35%,
                               1/1/99                          2,399,544
                                                              ----------
                                                              $3,792,006
                                                              ----------
                               Insured General Obligations - 13.1%
Aaa         AAA      $1,000    City of Boston,
                               Massachusetts, (MBIA),
                               6.375%, 7/1/02                 $1,093,320
Aaa         AAA       1,000    City of Boston,
                               Massachusetts, (AMBAC),
                               5.20%, 2/1/04                   1,017,490
Aaa         AAA       1,000    Chelsea, Massachusetts,
                               (AMBAC), 6.00%, 6/15/02         1,073,870
Aaa         AAA       1,500    The Commonwealth of
                               Massachusetts, (FGIC),
                               7.20%, 3/1/02                   1,676,550
Aaa         AAA       2,500    The Commonwealth of
                               Massachusetts, (FGIC),
                               6.50%, 6/1/01                   2,743,200

 Ratings (Unaudited)
---------------------------
                  Principal
         Standard    Amount
              &        (000
 Moody's   Poor's  omitted)              Security                  Value
--------     -----    ------    ---------------------------   ----------
                               Insured General Obligations (continued)
Aaa         AAA       4,000    City of Lowell,
                               Massachusetts, State
                               Qualified Bonds, (FSA),
                               5.10%,
                               1/15/04                         4,050,880
Aaa         AAA       1,000    Town of Palmer,
                               Massachusetts, (MBIA),
                               5.50%, 10/1/01                  1,043,470
Aaa         AAA       1,000    Town of Rockport,
                               Massachusetts, (AMBAC),
                               6.80%, 12/15/04                 1,105,360
Aaa         AAA         440    City of Worcester,
                               Massachusetts, (MBIA),
                               6.80%, 5/15/00                    483,441
                                                              ----------
                                                             $14,287,581
                                                              ----------
                               Insured Hospitals - 3.8%
Aaa         AAA      $1,060    Massachusetts Health and
                               Educational Facilities
                               Authority, Berkshire Health
                               Systems, (MBIA), 6.75%,
                               10/1/19                       $ 1,130,638
Aaa         AAA         400    Massachusetts Health and
                               Educational Facilities
                               Authority, Metro West
                               Health, (AMBAC), 5.80%,
                               11/15/02                          427,068
Aaa         AAA       1,000    Massachusetts Health and
                               Educational Facilities
                               Authority, Massachusetts
                               General Hospital Issue,
                               (AMBAC), 4.85%, 7/1/04            994,300
Aaa         AAA       1,000    Massachusetts Health and
                               Educational Facilities
                               Authority, Central
                               Massachusetts Medical
                               Center, (AMBAC), 5.50%,
                               7/1/99                          1,042,040
Aaa         AAA         540    Massachusetts Health and
                               Educational Facilities
                               Authority, Central
                               Massachusetts Medical
                               Center, (AMBAC), 5.70%,
                               7/1/00                            569,236
                                                              ----------
                                                             $ 4,163,282
                                                              ----------
                               Insured Housing - 3.6%
Aaa         AAA      $1,900    Massachusetts Housing
                               Finance Agency, (AMBAC),
                               (AMT), 5.90%, 1/1/03          $ 1,965,322
Aaa         AAA       1,840    Massachusetts Housing
                               Finance Agency, (AMBAC),
                               (AMT), 6.00%, 7/1/04            1,913,342
                                                              ----------
                                                             $ 3,878,664
                                                              ----------
                               Insured Solid Waste - 1.7%
Aaa         AAA      $1,735    Massachusetts Industrial
                               Finance Agency, REFUSETECH
                               Inc. Project, (FSA), 5.45%,
                               7/1/01                        $ 1,805,875
                                                              ----------
                               Insured Transportation - 0.9%
Aaa         AAA      $  900    Massachusetts Port
                               Authority, (FGIC), (AMT),
                               7.10%, 7/1/01                 $ 1,002,762
                               Insured Utility - 3.3%
Aaa         AAA      $2,000    Massachusetts Municipal
                               Wholesale Electric Company,
                               (AMBAC), 6.625%, 7/1/03       $ 2,229,400
Aaa         AAA       1,225    Massachusetts Municipal
                               Wholesale Electric Company,
                               (MBIA), 6.40%, 7/1/02           1,342,539
                                                              ----------
                                                             $ 3,571,939
                                                              ----------
                               Insured Water & Sewer - 1.0%
Aaa         AAA      $1,000    Lynn Water and Sewer
                               Commission, (FGIC), 5.50%,
                               6/1/99                        $ 1,039,470
                                                              ----------
                               Special Tax Revenue - 4.9%
A1          AA-      $3,050    The Commonwealth of
                               Massachusetts, 7.00%,
                               6/1/02                        $ 3,435,673
NR          NR        1,750    Virgin Islands Public
                               Finance Authority, 6.70%,
                               10/1/99                         1,858,378
                                                              ----------
                                                              $5,294,051
                                                              ----------
                               Transportation - 4.9%
A1          A+       $1,500    Massachusetts Bay
                               Transportation Authority,
                               5.10%, 3/1/02                  $1,540,305
A1          A+        1,000    Massachusetts Bay
                               Transportation Authority,
                               5.30%, 3/1/04                   1,033,510
Baa1        A         1,500    Puerto Rico Highway
                               Authority, 6.75%, 7/1/05        1,625,220
A1          A+        1,000    Woods Hole, Martha's
                               Vineyard and Nantucket
                               Steamship Authority, 6.60%,
                               3/1/03                          1,117,650
                                                              ----------
                                                              $5,316,685
                                                              ----------
                               Water & Sewer Revenue - 5.1%
Aa          A+       $1,500    Massachusetts Water
                               Pollution Abatement Trust,
                               4.75%, 8/1/04                  $1,479,705

 Ratings (Unaudited)
---------------------------
                  Principal
         Standard    Amount
              &        (000
 Moody's   Poor's  omitted)              Security                  Value
--------     -----    ------    ---------------------------   ----------
                               Water & Sewer Revenue (continued)
A           A         1,975    Massachusetts Water
                               Resources Authority,
                               5.875%, 11/1/04                 2,095,297
A           A           500    Massachusetts Water
                               Resources Authority, 6.30%,
                               12/1/01                           542,308
Baa1        A         1,300    Puerto Rico Aqueduct and
                               Sewer Authority, 7.875%,
                               7/1/17                          1,442,350
                                                              ----------
                                                            $  5,559,660
                                                              ----------
                               Total tax-exempt
                               investments (identified
                               cost $106,487,409)           $109,105,486
                                                              ==========

The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 30.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 5.4% to 12.6% of total investments.

                      See notes to financial statements

                  Michigan Limited Maturity Tax Free Portfolio
            Portfolio of Investments - September 30, 1995 (Unaudited)

                          Tax-Exempt Investments - 100%
 Ratings (Unaudited)
-------------------------------
                      Principal
           Standard      Amount
               &           (000
 Moody's     Poor's    omitted)            Security                  Value
--------     -------    --------    ------------------------   -----------
                                   Education - 4.1%
A1          AA-         $1,000     Michigan State
                                   University, 6.00%,
                                   8/15/06                     $1,053,230
                                                               -----------
                                   Escrowed/Prerefunded - 6.5%
Aaa         AAA         $1,000     Dearborn Michigan
                                   Economic Development
                                   Corporation, Prerefunded
                                   to 8/15/01, 6.95%,
                                   8/5/21                      $1,137,590
A1          AA+            500     Lansing Michigan Tax
                                   Increment Bonds,
                                   Escrowed to Maturity,
                                   6.20%, 10/1/04                 548,715
                                                               -----------
                                                               $1,686,305
                                                               -----------
                                   General Obligation - 14.7%
NR          BBB-        $  500     Detroit, Michigan,
                                   5.70%, 5/1/02               $  495,660
Ba1         BBB            650     Detroit, Michigan,
                                   6.25%, 4/1/05                  660,212
Ba1         BBB            495     Detroit, Michigan,
                                   6.40%, 4/1/05                  502,727
A1          AA           1,000     Oakland County Michigan
                                   Evergreen-Farmington
                                   Sewage Disposal System,
                                   6.50%, 11/1/05               1,062,090
Baa1        A            1,000     Puerto Rico Public
                                   Building Authority,
                                   6.60%, 7/1/04                1,097,050
                                                               -----------
                                                               $3,817,739
                                                               -----------
                                   Hospitals - 10.4%
A           A           $1,000     Kent County, Michigan
                                   Hospital Finance
                                   Authority, Blodgett
                                   Memorial Medical Center,
                                   7.25%, 7/1/05               $1,077,480
A           NR             535     Marquette Michigan
                                   Hospital Finance
                                   Authority, 6.625%,
                                   4/1/07                         540,061
Aa          AA           1,000     Royal Oak, Michigan
                                   Hospital Finance
                                   Authority, William
                                   Beaumont Hospital,
                                   7.75%, 1/1/03                1,083,650
                                                               -----------
                                                               $2,701,191
                                                               -----------
                                   Housing - 4.1%
NR          A+          $1,000     Michigan State Housing
                                   Development Authority,
                                   6.00%, 4/1/01               $1,052,390
                                                               -----------
                                   Industrial Development
                                   Revenue - 4.5%
NR          A+          $  750     Michigan Strategic Fund,
                                   Welch Foods Incorporated
                                   Project, 6.75%, 7/1/01      $  800,588
NR          BBB            360     Richmond, Michigan
                                   Economic Development
                                   Corporation, K-MART
                                   Project, 6.30%, 1/1/99         364,680
                                                               -----------
                                                               $1,165,268
                                                               -----------
                                   Insured Education - 1.9%
Aaa         AAA         $  500     Michigan Higher
                                   Education Student Loan
                                   Authority, (AMBAC),
                                   (AMT), 5.65%, 4/1/07        $  503,410
                                                               -----------
                                   Insured General
                                   Obligations - 16.1%
Aaa         AAA         $1,000     Comstock, Michigan
                                   Public Schools, (CGIC),
                                   6.80%, 5/1/02               $1,092,570
Aaa         AAA          1,500     Grand Ledge, Michigan
                                   Public Schools, (MBIA),
                                   7.875%, 5/1/11               1,773,315
Aaa         AAA            225     Jackson County,
                                   Michigan, Wastewater
                                   Disposal
                                   Facilities-Clark Lake,
                                   (MBIA), 8.00%, 4/1/01          261,043
Aaa         AAA            425     Jackson County,
                                   Michigan, Wastewater
                                   Disposal
                                   Facilities-Clark Lake,
                                   (MBIA), 8.00%, 4/1/02          494,139
Aaa         AAA            500     State of Michigan
                                   Municipal Bond
                                   Authority, Local
                                   Government Loan Project,
                                   (MBIA), 7.25%, 5/1/20          545,865
                                                               -----------
                                                               $4,166,932
                                                               -----------
                                   Insured Industrial
                                   Development Revenue - 4.2%
Aaa         AAA         $1,000     Monroe County, Michigan,
                                   The Detroit Edison
                                   Company, (AMBAC), (AMT),
                                   6.35%, 12/1/04              $1,077,570
                                                               -----------
                                   Insured Utility - 4.2%
Aaa         AAA         $1,000     Western Townships
                                   Michigan, Sewer Disposal
                                   System, (CGIC), 6.70%,
                                   1/1/06                      $1,075,660
                                                               -----------
                                   Lease Revenue/
                                   Certificates of
                                   Participation - 8.4%
A1          AA-         $1,000     State of Michigan
                                   Building Authority,
                                   6.40%, 10/1/04              $1,092,570
A1          AA-          1,000     State of Michigan
                                   Building Authority,
                                   6.10%, 10/1/01               1,081,570
                                                               -----------
                                                               $2,174,140
                                                               -----------

 Ratings (Unaudited)
-------------------------------
                      Principal
           Standard      Amount
               &           (000
 Moody's     Poor's    omitted)            Security                  Value
--------     -------    --------    ------------------------   -----------
                                   Special Tax Revenue - 10.2%
A1          AA-         $  875     Michigan State
                                   Comprehensive Trans,
                                   7.625%, 5/1/11              $   542,905
Baa1        A              500     Puerto Rico Highway and
                                   Transportation, 5.00%,
                                   7/1/02                          502,230
NR          BBB+         1,500     Battle Creek, Michigan
                                   Downtown Development
                                   Authority, 6.65%, 5/1/02      1,599,975
                                                               -----------
                                                               $ 2,645,110
                                                               -----------
                                   Utility - 2.2%
Baa1        A-          $  535     Puerto Rico Electric
                                   Power Authority, 6.125%,
                                   7/1/09                      $   556,507
                                                               -----------
                                   Water & Sewer Revenue - 8.5%
Aa          AA          $1,000     Michigan Municipal Bond
                                   Authority, 7.00%,
                                   10/1/02                     $ 1,140,180
Baa1        A              950     Puerto Rico Aqueduct and
                                   Sewer Authority, 7.875%,
                                   7/1/17                        1,054,024
                                                               -----------
                                                               $ 2,194,204
                                                               -----------
                                   Total tax-exempt
                                   investments (identified
                                   cost $24,819,371)           $25,869,656
                                                               ===========

The Portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 26.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 6.1% to 11.9% of total investments.

                      See notes to financial statements

                 New Jersey Limited Maturity Tax Free Portfolio
            Portfolio of Investments - September 30, 1995 (Unaudited)

                          Tax-Exempt Investments - 100%
 Ratings (Unaudited)
---------------------------
                  Principal
         Standard    Amount
              &        (000
 Moody's   Poor's  omitted)              Security                  Value
--------     -----    ------    ---------------------------   ----------
                               Education - 3.6%
NR          A-       $  380    New Jersey Educational
                               Facilities Authority, Drew
                               University, 5.875%, 7/1/03    $   400,345
NR          A+          360    Higher Education Assistance
                               Authority, (State of New
                               Jersey), (AMT), NJ Class
                               Loan Program, 5.70%,
                               1/1/02                            360,148
A1          AA        1,895    Rutgers, The State
                               University (The State of
                               New Jersey) 6.20%, 5/1/04       2,062,878
A           AA          250    University of Medicine and
                               Dentistry of New Jersey
                               Bonds, Series B, 7.05%,
                               12/1/00                           262,425
                                                              ----------
                                                             $ 3,085,796
                                                              ----------
                               Escrowed - 2.5%
Aaa         AAA      $1,635    Commonwealth of Puerto
                               Rico, Prerefunded to
                               7/1/99, (FGIC), 7.375%,
                               7/1/04                        $ 1,830,824
A           A           300    University of Puerto Rico,
                               University System Revenue
                               Refunding Bonds, Series K,
                               6.50%, 6/1/04                     317,550
                                                              ----------
                                                             $ 2,148,374
                                                              ----------
                               General Obligations - 13.3%
Aa          NR       $1,000    Cherrry Hill Township, New
                               Jersey, 6.20%, 6/1/08         $ 1,053,240
Aaa         AAA       1,280    County of Morris, New
                               Jersey, 6.50%, 8/1/02           1,433,690
Aa          AA        1,000    The Township of Morris, New
                               Jersey, 6.55%, 7/1/02           1,111,840
Aa1         AA+        1000    State of New Jersey, 7.25%,
                               4/15/01                         1,099,270
Aa1         AA+        1000    State of New Jersey, 6.00%,
                               8/1/04                          1,076,900
Aa          NR        1,000    County of Ocean, New
                               Jersey, 6.75%, 7/13/01          1,112,680
Aa          NR        1,000    County of Ocean, New
                               Jersey, 6.375%, 4/15/01         1,090,370
Baa1        A-          750    Puerto Rico Municipal
                               Finance Agency, 5.60%,
                               7/1/02                            772,388
Baa1        A         1,000    Commonwealth of Puerto
                               Rico, 6.35%, 7/1/10             1,055,680
Baa1        A           440    Commonwealth of Puerto
                               Rico, 8.00%, 7/1/06               482,368
Aa          AA        1,000    South Brunswick, New
                               Jersey, 7.125%, 7/15/02         1,141,800
                                                              ----------
                                                             $11,430,226
                                                              ----------
                               Health Care - 2.6%
A           A-       $1,000    New Jersey Health Care
                               Facilities Financing
                               Authority, (Atlantic City
                               Medical Care Center),
                               6.45%, 7/1/02                 $ 1,057,410
A           A-          340    New Jersey Health Care
                               Facilities Financing
                               Authority, (Atlantic City
                               Medical Care Center),
                               6.25%, 7/1/00                     356,106
A           A-          750    New Jersey Health Care
                               Facilities Financing
                               Authority, (Atlantic City
                               Medical Care Center),
                               6.55%, 7/1/03                     798,053
                                                              ----------
                                                             $ 2,211,569
                                                              ----------
                               Housing - 13.1%
NR          AA+      $2,000    New Jersey Housing Finance
                               Agency, 6.30%, 11/1/00        $ 2,096,920
NR          AA+       1,500    New Jersey Housing Finance
                               Agency, 6.60%, 11/1/03          1,600,290
NR          A+        2,500    New Jersey Housing and
                               Mortgage Finance Agency,
                               6.30%, 11/1/01                  2,660,275
NR          A+         1000    New Jersey Housing and
                               Mortgage Finance Agency,
                               6.40%, 11/1/02                  1,057,500
NR          A+        2,570    New Jersey Housing and
                               Mortgage Finance Agency,
                               6.50%, 11/1/03                  2,708,215
NR          A+        1,000    New Jersey Housing and
                               Mortgage Finance Agency,
                               6.00%, 11/1/02                  1,039,010
                                                              ----------
                                                             $11,162,210
                                                              ----------
                               Industrial Development
                               Revenue - 0.9%
Aa3         NR       $  765    New Jersey Economic
                               Development Authority, LOC:
                               Bank of Paris, (AMT),
                               6.00%, 12/1/02                $   787,766
                                                              ----------
                               Insured Education - 1.7%
Aaa         AAA      $  335    New Jersey State
                               Educational Facilities,
                               Seton Hall University,
                               6.00%, 7/1/00                 $   356,507
Aaa         AAA       1,000    New Jersey State
                               Educational Facilities,
                               Seton Hall University,
                               6.10%, 7/1/01                   1,075,890
                                                              ----------
                                                             $ 1,432,397
                                                              ----------

                         Tax-Exempt Investments - 100%
 Ratings (Unaudited)
---------------------------
                  Principal
         Standard    Amount
              &        (000
 Moody's   Poor's  omitted)              Security                  Value
--------     -----    ------    ---------------------------   ----------
                               Insured General
                               Obligations - 11.8%
Aaa         AAA      $1,000    Atlantic City, New Jersey,
                               Board of Education,
                               (AMBAC), 6.00%, 12/1/02       $ 1,076,280
Aaa         AAA       1,175    Edison, New Jersey,
                               (AMBAC), 4.70%, 1/1/04          1,165,412
Aaa         AAA         500    City of Elizabeth, Union
                               County, New Jersey, (MBIA)
                               6.10%, 11/15/99                   534,350
Aaa         AAA         500    City of Elizabeth, Union
                               County, New Jersey, (MBIA)
                               6.20%, 11/15/01                   541,905
Aaa         AAA         500    City of Elizabeth, Union
                               County, New Jersey, (MBIA)
                               6.20%, 11/15/02                   541,355
Aaa         AAA       1,200    Jackson Township, New
                               Jersey, Local School
                               District, (FGIC), 6.60%,
                               6/1/02                          1,328,232
Aaa         AAA       1,200    Jackson Township, New
                               Jersey, Local School
                               District, (FGIC), 6.60%,
                               6/1/03                          1,336,152
Aaa         AAA       1,200    Kearney, New Jersey, (FSA),
                               6.50%, 2/1/04                   1,323,672
Aaa         AAA         850    Roselle, New Jersey,
                               (MBIA), 4.65%, 10/15/03           841,007
Aaa         AAA       1,000    South Brunswick Township,
                               New Jersey, Board of
                               Education, (FGIC), 6.40%,
                               8/1/03                          1,095,750
Aaa         AAA         270    Union County, New Jersey,
                               (FSA), 6.375%, 11/1/01            293,498
                                                              ----------
                                                             $10,077,613
                                                              ----------
                               Insured Health Care - 2.5%
Aaa         AAA      $1,910    New Jersey Health Care
                               Facilities & Financing
                               Authority, (Dover General
                               Hospital & Medical Center),
                               (MBIA), 7.00%, 7/1/04         $ 2,176,197
                                                              ----------
                               Insured Housing - 2.1%
Aaa         AAA      $1,440    New Jersey State Housing
                               and Mortgage Finance
                               Agency, (MBIA), 7.25%,
                               10/1/15                       $ 1,505,923
Aaa         AAA         300    Puerto Rico Housing Bank
                               and Finance Agency, Special
                               Obligation, (FSA), 5.95%,
                               10/1/01                           309,897
                                                              ----------
                                                             $ 1,815,820
                                                              ----------
                               Insured Industrial Development
                               Revenue - 4.4%
Aaa         AAA      $2,500    New Jersey Economic
                               Development Authority,
                               Market Transition 5.70%,
                               7/1/05                        $ 2,629,500
Aaa         AAA       1,000    New Jersey Economic
                               Development Authority,
                               Market Transition 5.80%,
                               7/1/07                          1,042,950
Aaa         AAA         100    Warren County New Jersey
                               Pollution Control Finance
                               Authority, Resource
                               Recovery, (MBIA), 6.55%,
                               12/1/06                           110,563
                                                              ----------
                                                             $ 3,783,013
                                                              ----------
                               Insured Solid Waste - 1.9%
Aaa         AAA      $1,315    The Bergen County Utilities
                               Authority, Solid Waste
                               System, (FGIC), 5.80%,
                               6/15/00                       $ 1,391,112
Aaa         AAA         250    The Bergen County Utilities
                               Authority, Solid Waste
                               System, (FGIC), 6.00%,
                               6/15/02                           268,170
                                                              ----------
                                                             $ 1,659,282
                                                              ----------
                               Insured Transportation - 8.5%
Aaa         AAA      $1,500    New Jersey Turnpike
                               Authority, (AMBAC), 5.90%,
                               1/1/03                        $ 1,581,975
Aaa         AAA       2,000    New Jersey Turnpike
                               Authority, (AMBAC), 5.90%,
                               1/1/04                          2,148,140
Aaa         AAA         895    New Jersey Turnpike
                               Authority, (AMBAC), 6.40%,
                               1/1/02                            981,976
Aaa         AAA       2,325    Port Authority of New York
                               & New Jersey, (AMBAC),
                               7.40%, 10/1/12                  2,610,254
                                                              ----------
                                                              $7,322,345
                                                              ----------
                               Insured Utility - 1.3%
Aaa         AAA      $1,000    Middlesex County, New
                               Jersey, Utility Authority,
                               (FGIC) 6.10%, 12/1/01          $1,083,470
                                                              ----------
                               Insured Water & Sewer - 2.3%
Aaa         AAA      $  870    The Ocean County Utilities
                               Authority of New Jersey,
                               Wastewater Revenue Bonds,
                               (FGIC), 6.40%, 1/1/01          $  905,914

 Ratings (Unaudited)
---------------------------
                  Principal
         Standard    Amount
              &        (000
 Moody's   Poor's  omitted)              Security                  Value
--------     -----    ------    ---------------------------   ----------
                               Insured Water & Sewer (continued)
Aaa         AAA       1,000    The Ocean County Utilities
                               Authority of New Jersey,
                               Wastewater Revenue Bonds,
                               (FGIC), 6.70%, 1/1/07           1,044,860
                                                              ----------
                                                              $1,950,774
                                                              ----------
                               Lease Revenue/Certficates
                               of Participation - 3.4%
Aa          AA-      $1,000    Mercer County Improvement
                               Authority, (Richard J.
                               Hughes Justice Complex),
                               5.15%, 1/1/05                  $1,000,700
Aa          AA-       1,000    Mercer County Improvement
                               Authority, (Richard J.
                               Hughes Justice Complex),
                               5.15%, 1/1/06                   1,000,220
A1          A+          875    State of New Jersey,
                               Certificates of
                               Participation, 5.90%,
                               4/1/99                            914,165
                                                              ----------
                                                              $2,915,085
                                                              ----------
                               Solid Waste - 5.5%
Baa         NR       $  300    The Atlantic County
                               Utilities Authority (New
                               Jersey), Solid Waste
                               System, 7.00%, 3/1/08          $  302,433
A1          AA-         500    Gloucester County
                               Improvement Authority of
                               New Jersey, (Landfill
                               Project), 5.20%, 9/1/99           514,740
A1          AA-         500    Gloucester County
                               Improvement Authority of
                               New Jersey, (Landfill
                               Project), 5.40%, 9/1/00           519,150
NR          BBB-      1,250    New Jersey Economic
                               Development Authority,
                               Heating & Cooling, (Trigen-
                               Trenton Project), 6.10%,
                               12/1/04                         1,254,388
A1          NR          300    The Passaic County
                               Utilities Authority (New
                               Jersey), Solid Waste
                               Disposal, 5.70%, 3/1/98           308,667
NR          A         1,700    The Union County Utilities
                               Authority (New Jersey),
                               Solid Waste System, (AMT),
                               7.20%, 6/15/04                  1,784,779
                                                              ----------
                                                              $4,684,157
                                                              ----------
                               Special Tax Revenue - 0.4%
Baa1        BBB+     $  300    Puerto Rico Infrastructure
                               Financing Authority,
                               Special Tax Revenue Bonds,
                               7.60%, 7/1/00                  $  328,443
                                                              ----------
                               Transportation - 12.9%
Aa          A+       $1,350    New Jersey Transportation
                               Trust Fund Authority,
                               6.00%, 6/15/01                 $1,443,663
Aa          A+        2,300    New Jersey Transportation
                               Trust Fund Authority,
                               6.00%, 6/15/02                  2,469,901
A1          AA-         500    New Jersey Highway
                               Authority, (Garden State
                               Parkway), 5.90%, 1/1/04           534,570
A1          AA-         250    New Jersey Highway
                               Authority, (Garden State
                               Parkway), 6.10%, 1/1/06           267,960
A1          AA-         500    The Port Authority of New
                               York and New Jersey, 5.50%
                               8/1/05                            521,370
A1          AA-         480    The Port Authority of New
                               York and New Jersey, 6.90%,
                               7/1/08                            516,787
Baa1        A         2,600    Puerto Rico Highway
                               Authority, 6.75%, 7/1/05        2,817,048
NR          A+          755    South Jersey Port
                               Corporation (An
                               Instrumentality of the
                               State of New Jersey),
                               (AMT), 4.75%, 1/1/00              759,553
NR          A+          830    South Jersey Port
                               Corporation (An
                               Instrumentality of the
                               State of New Jersey),
                               (AMT), 4.95%, 1/1/02              831,702
NR          A+          910    South Jersey Port
                               Corporation (An
                               Instrumentality of the
                               State of New Jersey),
                               (AMT), 5.15%, 1/1/04              918,436
                                                              ----------
                                                             $11,080,990
                                                              ----------
                               Utilities - 2.7%
Baa1        A-       $  990    Puerto Rico Electric Power
                               Authority, 6.125%, 7/1/08     $ 1,037,946
Baa1        A-        1,250    Puerto Rico Electric Power
                               Authority, 6.125%, 7/1/08       1,300,250
                                                              ----------
                                                             $ 2,338,196
                                                              ----------

 Ratings (Unaudited)
---------------------------
                  Principal
         Standard    Amount
              &        (000
 Moody's   Poor's  omitted)              Security                  Value
--------     -----    ------    ---------------------------   ----------
                                                              ----------
                               Water & Sewer Revenue - 2.6%
Baa1        A        $1,985    Puerto Rico Aqueduct &
                               Sewer Authority, 7.875%,
                               7/1/17                        $ 2,202,354
                                                              ----------
                               Total tax-exempt
                               investments (identified
                               cost, $83,167,449)            $85,676,077
                                                              ==========

The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 36.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 5.4% to 13.9% of total investments.

                      See notes to financial statements

                  New York Limited Maturity Tax Free Portfolio
            Portfolio of Investments - September 30, 1995 (Unaudited)

                          Tax-Exempt Investments - 100%

 Ratings (Unaudited)
---------------------------
                  Principal
         Standard    Amount
              &        (000
 Moody's   Poor's  omitted)             Security                  Value
--------     -----    ------    -------------------------   -----------
                               Education - 9.5%
Aaa         AA+      $  500    Dormitory Authority of
                               the State of New York,
                               Columbia University,
                               5.10%, 7/1/01                $   516,525
Aa          AA        2,250    Dormitory Authority of
                               the State of New York,
                               Cornell University,
                               7.375%, 7/1/20                 2,539,035
Aa          AA        1,000    Dormitory Authority of
                               the State of New York,
                               Cornell University,
                               7.375%, 7/1/30                 1,128,460
NR          AA        1,000    Dormitory Authority of
                               the State of New York,
                               Manhattan College, 6.10%,
                               7/1/04                         1,094,020
A1          A+        5,955    Dormitory Authority of
                               the State of New York,
                               University of Rochester,
                               6.50%, 7/1/09                  6,179,444
Baa1        BBB       1,000    Dormitory Authority of
                               the State of New York,
                               City University, 6.10%,
                               7/1/01                         1,053,200
Baa1        BBB+      1,000    Dormitory Authority of
                               the State of New York,
                               State University, 7.25%,
                               5/15/99                        1,083,430
Baa1        BBB+      1,000    Dormitory Authority of
                               The State of New York,
                               State University, 5.20%,
                               5/15/03                          999,310
                                                            -----------
                                                            $14,593,424
                                                            -----------
                               Electric Utility - 2.9%
Aa          AA-      $3,125    Power Authority of the
                               State of New York, 6.60%,
                               1/1/02                       $ 3,469,406
Aa          AA-         970    Power Authority of the
                               State of New York,
                               7.875%, 1/1/07                 1,056,301
                                                            -----------
                                                            $ 4,525,707
                                                            -----------
                               Escrowed/Prerefunded - 15.5%
Aaa         AAA      $1,710    The City of New York,
                               Escrowed to Maturity,
                               (AMBAC), 6.25%, 8/1/02       $ 1,873,527
Aaa         NR        2,250    Dormitory Authority of
                               the State of New York,
                               State University,
                               Prerefunded to 5/15/02,
                               6.75%, 5/15/21                 2,556,338
Aaa         AAA       5,000    New York Local Government
                               Assistance Corporation,
                               Prerefunded to 4/1/01,
                               7.00%, 4/1/16                  5,680,500
Aaa         AAA       2,000    New York State Housing
                               Finance Agency, Escrowed
                               to Maturity, 6.80%,
                               5/15/01                        2,224,480
Aaa         AAA         900    New York State Housing
                               Finance Authority, State
                               University, Escrowed to
                               Maturity, 7.80%, 5/1/01        1,044,954
Aaa         AA-       2,275    Power Authority of the
                               State of New York,
                               Prerefunded to 1/1/96,
                               7.375%, 1/1/18                 2,339,724
NR          AA-       2,750    Power Authority of the
                               State of New York,
                               Prerefunded to 1/1/98,
                               8.00%, 1/1/17                  3,019,280
Aaa         AAA       2,500    Suffolk County, New York
                               Water Authority, (AMBAC),
                               Prerefunded to 6/1/02,
                               6.00%, 6/1/17                  2,735,525
Aaa         A+        1,900    Triborough Bridge and
                               Tunnel Authority,
                               Prerefunded to 1/1/95,
                               7.25%, 1/1/06                  2,141,984
                                                            -----------
                                                            $23,616,312
                                                            -----------
                               General Obligations - 8.1%
Baa1        BBB+     $  500    The City of New York,
                               6.875%, 2/1/02               $   533,510
Baa1        BBB+      1,000    The City of New York,
                               6.375%, 8/1/05                 1,028,740
Baa1        BBB+      3,000    The City of New York,
                               6.40%, 8/1/03                  3,130,770
Baa1        BBB+      1,500    The City of New York,
                               6.375%, 8/1/06                 1,527,660
A           A-        1,500    State of New York, 7.50%,
                               11/15/00                       1,710,765
A           A-        1,000    State of New York, 7.50%,
                               11/15/01                       1,155,830
A           A-        2,000    State of New York, 7.00%,
                               11/15/02                       2,277,880
Baa1        A         1,000    Puerto Rico Commonwealth,
                               6.35%, 7/1/10                  1,055,680
                                                            -----------
                                                            $12,420,835
                                                            -----------
                               Hospitals - 5.4%
Baa         BBB      $  500    Cortland County
                               Industrial Development
                               Agency, Cortland Memorial
                               Hospital Inc. Project,
                               6.15%, 7/1/02                $   510,710
NR          AAA       2,000    New York State Medical
                               Care Facilities Finance
                               Agency, Mount Sinai
                               Hospital, 5.40%, 8/15/00       2,056,600
NR          AAA       3,000    New York State Medical
                               Care Facilities Finance
                               Agency, Mount Sinai
                               Hospital, 5.50%, 8/15/01       3,112,230

 Ratings (Unaudited)
---------------------------
                  Principal
         Standard    Amount
              &        (000
 Moody's   Poor's  omitted)             Security                  Value
--------     -----    ------    -------------------------   -----------
                               Hospitals (continued)
Baa1        BBB+      1,415    New York State Medical
                               Care Facilities Finance
                               Agency, Hospital and
                               Nursing Home Revenue
                               Bonds, 7.625%, 2/15/08        1,523,219
Aa          AA        1,000    New York State Medical
                               Care Facilities Finance
                               Agency, Hospital and
                               Nursing Home Revenue
                               Bonds, 7.50%, 2/15/09         1,094,350
                                                            -----------
                                                            $8,297,109
                                                            -----------
                               Housing - 0.7%
NR          AAA      $1,050    New York City Housing
                               Development Corporation,
                               6.70%, 6/1/00                $1,109,430
                                                            -----------
                               Industrial Development
                               Revenue - 0.7%
A           NR       $1,045    United Nations
                               Development Corporation,
                               5.70%, 7/1/02                $1,099,152
                                                            -----------
                               Insured Education - 2.8%
Aaa         AAA      $1,075    Dormitory Authority of
                               the State of New York,
                               Mt. Sinai School of
                               Medicine, (MBIA), 6.75%,
                               7/1/09                       $1,163,763
Aaa         AAA       2,000    Dormitory Authority of
                               the State of New York,
                               (FGIC), 7.00% 7/1/13          2,173,660
Aaa         AAA       1,000    Dormitory Authority of
                               the State of New York,
                               City University, (FGIC),
                               5.25%, 7/1/06                 1,015,510
                                                            -----------
                                                            $4,352,933
                                                            -----------
                               Insured General
                               Obligations - 2.3%
Aaa         AAA      $  765    Brookhaven, New York,
                               (MBIA), 5.50%, 5/1/02        $  800,557
Aaa         AAA       2,750    Nassau County, New York,
                               (FGIC), 5.10%, 8/1/04         2,790,783
                                                            -----------
                                                            $3,591,340
                                                            -----------
                               Insured Hospital - 4.9%
Aaa         AAA      $4,450    New York State Medical
                               Care Facilities Finance
                               Agency, New York State
                               Hospital, (AMBAC), 6.10%,
                               2/15/04                      $4,815,657
Aaa         AAA       2,500    New York State Medical
                               Care Facilities Finance
                               Agency, New York State
                               Hospital, (AMBAC), 6.20%,
                               2/15/05                       2,723,900
                                                            -----------
                                                            $7,539,557
                                                            -----------
                               Insured Housing - 1.3%
Aa          AA       $2,000    New York City Housing
                               Development Corporation,
                               (FHA), 5.40%, 11/1/05        $1,998,360
                                                            -----------
                               Insured Miscellaneous - 0.7%
Aaa         AAA      $1,000    New York State Municipal
                               Bond Bank Agency,
                               (AMBAC), 6.625%, 3/15/06     $1,089,480
                                                            -----------
                               Insured Solid Waste - 0.7%
Aaa         AAA      $1,000    Duchess County Resource
                               Recovery Agency, (FGIC),
                               7.20%, 1/1/02                $1,114,730
                                                            -----------
                               Insured Special Tax - 0.7%
Aaa         AAA      $1,500    Municipal Assistance
                               Corporation for the City
                               of New York, (MBIA),
                               6.875%, 7/1/01               $1,060,030
                                                            -----------
                               Insured Transportation - 8.6%
Aaa         AAA      $  905    Metropolitan
                               Transportation Authority
                               for the City of New York,
                               (MBIA), 5.60%, 7/1/01        $  951,065
Aaa         AAA       1,135    Metropolitan
                               Transportation Authority
                               for the City of New York,
                               (MBIA), 5.80%, 7/1/03          1,209,081
Aaa         AAA       3,500    The Port Authority of New
                               York and New Jersey,
                               (MBIA), 6.375%, 10/15/17       3,632,020
Aaa         AAA       2,500    The Port Authority of New
                               York and New Jersey,
                               (AMBAC), 7.40%, 10/1/12        2,806,725
Aaa         AAA       2,000    Triborough Bridge and
                               Tunnel Authority, (MBIA),
                               6.20%, 1/1/01                  2,157,980
Aaa         AAA       2,290    Triborough Bridge and
                               Tunnel Authority, (FGIC),
                               5.80%, 1/1/02                  2,432,324
                                                            -----------
                                                            $13,189,195
                                                            -----------

 Ratings (Unaudited)
---------------------------
                  Principal
         Standard    Amount
              &        (000
 Moody's   Poor's  omitted)             Security                  Value
--------     -----    ------    -------------------------   -----------
                               Insured Utility - 5.0%
Aaa         AAA      $5,280    New York State Energy
                               Research and Development
                               Authority, Central Hudson
                               Gas, (FGIC), 7.375%,
                               10/1/14                      $ 5,955,365
Aaa         AAA       1,600    New York State Power
                               Authority, (MBIA),
                               7.875%, 1/1/13                 1,755,344
                                                            -----------
                                                            $ 7,710,709
                                                            -----------
                               Insured Water & Sewer - 2.7%
Aaa         AAA      $1,000    Buffalo New York Sewer
                               Authority, (FGIC), 5.00%,
                               7/1/03                       $ 1,014,020
Aaa         AAA       1,000    New York City Municipal
                               Water Finance Authority,
                               (FGIC), 6.00%, 6/15/19         1,003,170
Aaa         AAA       1,000    New York City Municipal
                               Water Finance Authority,
                               (AMBAC), 5.55%, 6/15/01        1,045,530
Aaa         AAA       1,000    New York City Municipal
                               Water Finance Authority,
                               (AMBAC), 5.80%, 6/15/03        1,060,340
                                                            -----------
                                                            $ 4,123,060
                                                            -----------
                               Lease Revenue/
                               Certificates of
                               Participation - 5.8%
A1          AA       $3,000    Battery Park City
                               Authority, 6.00%, 11/1/03    $ 3,223,950
A1          AA        3,500    Housing New York
                               Corporation, 6.00%,
                               11/1/03                        3,659,075
Baa1        A         2,000    Puerto Rico Public
                               Buildings Authority,
                               5.30%, 7/1/03                  2,033,200
                                                            -----------
                                                            $ 8,916,225
                                                            -----------
                               Special Tax Revenue - 8.5%
Aa          AA-      $2,975    Municipal Assistance
                               Corporation for the City
                               of New York, 5.75%,
                               7/1/08                       $ 3,047,412
Aa          AA-       2,500    Municipal Assistance
                               Corporation for the City
                               of New York, 7.30%,
                               7/1/08                         2,786,175
Aa          AA-       1,000    Municipal Assistance
                               Corporation for the City
                               of New York, 6.75%,
                               7/1/96                         1,058,650
A           A         1,750    New York Local Government
                               Assistance Corporation,
                               7.00%, 4/1/04                  1,945,615
A           A         2,120    New York Local Government
                               Assistance Corporation,
                               7.20%, 4/1/04                  2,378,237
A           A           750    New York Local Government
                               Assistance Corporation,
                               5.90%, 4/1/05                    791,985
Baa1        BBB+        660    New York State Medical
                               Care Facilities Finance
                               Agency, Mental Health
                               Services Facilities,
                               7.10%, 8/15/01                   717,783
Baa1        BBB+        350    Puerto Rico
                               Infrastructure Financing
                               Authority, 7.60%, 7/1/00         383,184
                                                            -----------
                                                            $13,109,041
                                                            -----------
                               Transportation - 7.6%
Baa1        BBB      $1,000    Metropolitan
                               Transportation Authority,
                               5.375%, 7/1/02               $ 1,017,140
A1          A         1,750    New York State Thruway
                               Authority, 5.375%, 1/1/02      1,809,290
Baa1        BBB       1,500    New York State Thruway
                               Authority, 5.80%, 4/1/00       1,553,220
Baa1        BBB       2,000    New York State Thruway
                               Authority, 6.00%, 4/1/02       2,086,060
Baa1        BBB       1,000    New York State Thruway
                               Authority, 6.00%, 4/1/03       1,039,050
Baa1        A         2,850    Puerto Rico Highway
                               Authority, 6.75%, 7/1/05       3,087,918
Aa          A+        1,000    Triborough Bridge and
                               Tunnel Authority, 6.75%,
                               1/1/02                         1,090,630
                                                            -----------
                                                            $11,683,308
                                                            -----------
                               Water & Sewer Revenue - 5.6%
A           A-       $1,825    New York City Municipal
                               Water Finance Authority,
                               5.70%, 6/15/02               $ 1,909,461
Aa          AA-       1,000    New York State
                               Environmental Facilities
                               Corporation, 7.50%,
                               3/15/11                        1,105,490
Aa          A         1,000    New York State
                               Environmental Facilities
                               Corporation, 6.90%,
                               6/15/02                        1,128,390
Aa          A         1,125    New York State
                               Environmental Facilities
                               Corporation, 6.50%,
                               6/15/04                        1,224,641
Aaa         AAA       1,000    New York State
                               Environmental Facilities
                               Corporation, County of
                               Westchester Project,
                               6.30%, 9/15/05                 1,095,127

 Ratings (Unaudited)
---------------------------
                  Principal
         Standard    Amount
              &        (000
 Moody's   Poor's  omitted)             Security                  Value
--------     -----    ------    -------------------------   -----------
                               Water & Sewer Revenue (continued)
Aa          A         2,000    New York State
                               Environmental Facilities
                               Corporation, New York
                               City Municipal Water
                               Finance Authority, 6.60%,
                               6/15/05                        2,181,740
                                                            -----------
                                                           $  8,644,849
                                                            -----------
                               Total tax-exempt
                               investments (identified
                               cost $150,966,523)          $153,784,786
                                                            ===========

The Portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 29.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 9.0% to 11.4% of total investments.

                      See notes to financial statements

               North Carolina Limited Maturity Tax Free Portfolio
            Portfolio of Investments - September 30, 1995 (Unaudited)

                          Tax-Exempt Investments - 100%
 Ratings (Unaudited)
-------------------------------
                      Principal
           Standard      Amount
               &           (000
 Moody's     Poor's    omitted)             Security                Value
--------     -------    --------    -------------------------   ---------
                                   Escrowed/Prerefunded - 4.4%
NR          NR            $10      Newton, North Carolina,
                                   Prerefunded to 6/1/96,
                                   7.30%, 6/1/99                $ 10,368
                                                                ---------
                                   General Obligations - 47.1%
A           A             $10      Beaufort County, North
                                   Carolina, 6.50%, 5/1/09      $ 10,652
Aaa         AAA            15      Durham County, North
                                   Carolina, 5.80%, 4/1/02        16,078
Aa1         AA+            10      Forsyth County, North
                                   Carolina, 6.20%, 3/1/04        10,790
Aa1         AAA            10      Greensborough, North
                                   Carolina Public
                                   Improvements, 6.25%,
                                   3/1/07                         10,783
Aaa         AAA            10      Mecklenberg County, North
                                   Carolina, 5.75%, 3/1/02        10,723
Aa1         AA+            10      Orange County, North
                                   Carolina, 5.10%, 6/1/02        10,382
Baa1        A              10      Puerto Rico, 6.00%,
                                   7/1/05                         10,644
Baa1        A              10      Puerto Rico Public
                                   Building Authority,
                                   6.10%, 7/1/00                  10,623
A           A+             10      Rocky Mount, North
                                   Carolina, 5.75%, 5/1/00        10,499
A1          A+             10      Union County, North
                                   Carolina, 6.50%, 4/1/05        10,825
                                                                ---------
                                                                $111,999
                                                                ---------
                                   Housing - 10.7%
Aaa         AAA           $15      Durham, North Carolina
                                   New Public Housing,
                                   5.75%, 10/1/00               $ 15,409
Aa          A+             10      North Carolina Housing
                                   Finance Authority, (AMT),
                                   5.70%, 3/1/05                  10,233
                                                                ---------
                                                                $ 25,642
                                                                ---------
                                   Hospital Revenue - 4.1%
Aa          AA-           $10      Pitt County, North
                                   Carolina, Memorial
                                   Hospital, 5.10%, 12/1/07
                                   (1)                          $  9,839
                                                                ---------
                                   Insured General Obligations - 15.6%
Aaa         AAA           $15      Gaston County, North
                                   Carolina, (MBIA), 5.70%,
                                   3/1/02                       $ 15,966
Aaa         AAA            10      Lincoln County, North
                                   Carolina, (MBIA), 6.10%,
                                   6/1/01                         10,760
Aaa         AAA            10      Morganton, North Carolina
                                   Water and Sewer, (FGIC),
                                   5.60%, 6/1/03                  10,540
                                                                ---------
                                                                $ 37,266
                                                                ---------
                                   Insured Lease Revenue - 4.5%
Aaa         AAA           $10      Harnett County, North
                                   Carolina COP, (AMBAC),
                                   6.00%, 12/1/01               $ 10,693
                                                                ---------
                                   Lease Revenue/Certificate of
                                   Participation - 4.5%
Aa          AA            $10      Greensborough, North
                                   Carolina Parking Revenue
                                   COP, 6.25%, 12/1/08          $ 10,644
                                                                ---------
                                   Utility - 4.4%
Baa1        A-            $10      Puerto Rico Electric
                                   Power Authority, 6.125%,
                                   7/1/08                       $ 10,484
                                                                ---------
                                   Water & Sewer - 4.7%
A           BBB           $10      Lower Cape Fear, North
                                   Carolina Water and Sewer,
                                   (AMT), 7.40%, 3/1/06         $ 11,096
                                                                ---------
                                   Total tax-exempt
                                   investments (identified
                                   cost $229,029)               $238,031
                                                                =========

(1) When-issued security. At September 30, 1995, the Portfolio had sufficient cash and/or securities segregated as collateral for when-issued securities. The Portfolio invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 20.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 4.5% to 11.2% of total investments.

                      See notes to financial statements

                    Ohio Limited Maturity Tax Free Portfolio
            Portfolio of Investments - September 30, 1995 (Unaudited)

                          Tax-Exempt Investments - 100%
 Ratings (Unaudited)
-------------------------------
                      Principal
           Standard      Amount
               &           (000
 Moody's     Poor's    omitted)              Security                     Value
--------     -------    --------    ----------------------------   ------------
                                   Education - 5.7%
A           NR          $  325     The Student Loan Funding
                                   Corporation of Cincinatti,
                                   (AMT), 6.875%, 8/1/98            $  339,099
A1          A+             500     The Student Loan Funding
                                   Corporation of Cincinatti,
                                   (AMT), 5.75%, 8/1/03                513,570
A1          NR           1,200     The Student Loan Funding
                                   Corporation of Cincinatti,
                                   (AMT), 5.95%, 8/1/05              1,232,316
                                                                   ------------
                                                                    $2,084,985
                                                                   ------------
                                   Escrowed - 4.7%
Aaa         AAA         $  650     Clermont County, Ohio, Water
                                   Works, (AMBAC), Prerefunded
                                   to 12/1/01, 6.625%, 12/1/16      $  731,530
NR          NR             900     Franklin County, Ohio,
                                   Prerefunded to 12/1/01,
                                   6.375%, 12/1/20                     998,361
                                                                   ------------
                                                                    $1,729,891
                                                                   ------------
                                   General Obligations - 16.7%
NR          A+          $  750     City of Cincinatti School
                                   District, (Hamilton County,
                                   Ohio) Revenue Anticipation
                                   Notes, 6.05%, 6/15/00            $  789,585
NR          NR             500     Cleveland, Ohio, City School
                                   District, 6.50%, 6/15/97            502,560
Aaa         AAA          1,090     Columbus, Ohio, 6.30%,
                                   1/1/05                            1,192,776
NR          NR             300     Kings County, Ohio, Local
                                   School District, 7.60%,
                                   12/1/10                             336,324
Aa          AA             200     State of Ohio,
                                   Infrastructure Improvement
                                   Bonds, 6.50%, 8/1/04                224,514
Baa1        A            1,000     Commonwealth of Puerto Rico,
                                   6.25%, 7/1/08                     1,064,290
A           NR           1,000     Wauseon, Ohio School
                                   District, 7.25%, 12/1/10          1,089,850
NR          NR             924     Youngstown, Ohio, County
                                   School District, 6.40%,
                                   7/1/00                              955,083
                                                                   ------------
                                                                    $6,154,982
                                                                   ------------
                                   Health Care - 8.5%
Aa2         NR          $1,250     Hamilton County, Ohio
                                   Hospital Facilities,
                                   (Episcopal Retirement Homes,
                                   Inc.), 6.80%, 1/1/08             $1,363,675
NR          BBB-           680     Marion County, Ohio, Health
                                   Care Facilties, (United
                                   Church Homes Project),
                                   5.25%, 11/15/98                     669,814
Aa2         NR           1,000     Warren County, Ohio,
                                   Hospital Facilities,
                                   (Otterbein Homes Project),
                                   7.20,
                                   7/1/11                            1,104,030
                                                                   ------------
                                                                    $3,137,519
                                                                   ------------
                                   Hospitals - 7.0%
A           A-          $1,000     Erie County Hospital
                                   Improvement (Fireland
                                   Community Hospital Project),
                                   6.75%, 1/1/08                    $1,059,410
Baa         BBB            500     Hamilton County Ohio Health
                                   System (Providence Hospital
                                   Project), 6.00%, 7/1/01             506,960
NR          NR             990     Mt. Vernon Ohio Hospital,
                                   (Knox Community Hospital),
                                   7.875%, 6/1/12                    1,025,531
                                                                   ------------
                                                                    $2,591,901
                                                                   ------------
                                   Industrial Development
                                   Revenue - 8.1%
NR          A-          $1,020     Ohio Economic Development
                                   Commission, (ABS Industries)
                                   (AMT), 6.00%, 6/1/04             $1,035,014
NR          A-           1,000     Ohio Economic Development
                                   Commission, (Ohio Enterprise
                                   Bond Fund-Progress Plastics
                                   Products), (AMT), 5.60%,
                                   6/1/02                            1,005,980
NR          A-            855      Ohio Economic Development
                                   Commission, (Ohio Enterprise
                                   Bond Fund-Progress Plastics
                                   Products), (AMT), 6.80%,
                                   12/1/01                             928,564
                                                                   ------------
                                                                    $2,969,558
                                                                   ------------
                                   Insured Education - 3.7%
Aaa         AAA          $350      Ohio State Public Facilities
                                   Commission, (Higher
                                   Educational Facilities),
                                   (AMBAC), 6.50%, 12/1/01             381,651

                         Tax-Exempt Investments - 100%
 Ratings (Unaudited)
-------------------------------
                      Principal
           Standard      Amount
               &           (000
 Moody's     Poor's    omitted)              Security                     Value
--------     -------    --------    ----------------------------   ------------
                                   Insured Education (continued)
Aaa         AAA          1,000     Ohio State Public Facilities
                                   Commission, (Higher
                                   Educational Facilities),
                                   (AMBAC), 4.70%, 6/1/05              985,450
                                                                   ------------
                                                                   $ 1,367,101
                                                                   ------------
                                   Insured General
                                   Obligations - 23.5%
Aaa         AAA         $1,615     Cleveland, Ohio, (MBIA),
                                   6.50%, 11/15/01                 $ 1,784,963
Aaa         AAA          1,350     Mt. Vernon County, Ohio,
                                   Local School District,
                                   (FGIC), 7.50%, 12/1/14            1,571,508
Aaa         AAA          1,760     Southwest Licking Ohio
                                   School Facilities
                                   Improvement, (FGIC), 7.10%,
                                   12/1/16                           1,985,245
Aaa         AAA          1,000     West Clermont Ohio School
                                   District, (AMBAC), 7.125%,
                                   12/1/19                           1,140,990
Aaa         AAA          1,500     West Clermont Ohio School
                                   District, (AMBAC), 6.90%,
                                   12/1/12                           1,672,680
Aaa         AAA            400     West Geauga, Ohio, Local
                                   School District, (AMBAC),
                                   8.10%, 11/1/03                      482,712
                                                                   ------------
                                                                   $ 8,638,098
                                                                   ------------
                                   Insured Hospitals - 6.7%
Aaa         AAA         $1,080     Portage County Ohio Hospital
                                   Revenue Bonds, (Robinson
                                   Hospital Project), (MBIA),
                                   6.50%, 11/15/03                 $ 1,195,236
Aaa         AAA          1,150     Portage County Ohio Hospital
                                   Revenue Bonds, (Robinson
                                   Hospital Project), (MBIA),
                                   6.50%, 11/15/04                   1,275,845
                                                                   ------------
                                                                   $ 2,471,081
                                                                   ------------
                                   Insured Utilties - 3.4%
Aaa         AAA         $  500     Clevelend, Ohio, Public
                                   Power System, (MBIA), 6.10%,
                                   11/15/03                        $   546,385
Aaa         AAA            650     Clevelend, Ohio, Public
                                   Power System, (MBIA), 7.00%,
                                   11/15/17                            712,875
                                                                   ------------
                                                                   $ 1,259,260
                                                                   ------------
                                   Lease Revenue/Certificate
                                   of Participation - 1.5%
A1          A+          $  500     Ohio Building Authority,
                                   (State Correctional
                                   Facilities) 6.50%, 10/1/04      $   547,760
                                                                   ------------
                                   Special Tax - 1.4%
NR          NR          $  504     Columbus Ohio Special
                                   Assessment, 6.05%, 9/15/05      $   505,054
                                                                   ------------
                                   Utility - 0.9%
NR          BBB         $  350     Guam Power Authority, 5.10%,
                                   10/1/03                         $   344,813
                                                                   ------------
                                   Water & Sewer Revenue - 8.2%
A1          AA-         $  900     Hamilton County Ohio Sewer
                                   System, (The Metropolitan
                                   District of Greater
                                   Cincinatti), 6.40%, 12/1/02     $   986,652
A1          A              850     Ohio State Water Development
                                   Authority, Pollution Control
                                   Facilities, (Phillip Morris
                                   Project), 7.25%,12/1/08             906,616
Baa1        A            1,000     Puerto Rico Aqueduct & Sewer
                                   Authority, 7.875%, 7/1/17         1,109,500
                                                                   ------------
                                                                   $ 3,002,768
                                                                   ------------
                                   Total tax-exempt investments
                                   (identified cost,
                                   $35,685,052)                    $36,804,771
                                                                   ============


The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 37.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 9.7% to 15.0% of total investments.

                      See notes to financial statements

                Pennsylvania Limited Maturity Tax Free Portfolio
            Portfolio of Investments - September 30, 1995 (Unaudited)

                          Tax-Exempt Investments - 100%
 Ratings (Unaudited)
---------------------------
                  Principal
         Standard    Amount
              &        (000
 Moody's   Poor's  omitted)             Security                   Value
--------     -----    ------    --------------------------   -----------
                               Education - 3.8%
NR          AAA      $  700    Montgomery County Higher
                               Education and Health
                               Authority, (Saint Joseph's
                               University), 6.00%,
                               12/15/02                      $  747,481
Aa          A+        1,500    Pennsylvania Higher
                               Educational Facilities
                               Authority, (Thomas
                               Jefferson University),
                               5.90%, 8/15/00                 1,598,130
Baa1        BBB         500    Pennsylvania Higher
                               Educational Facilities
                               Authority, (The Medical
                               College of Pennsylvania),
                               7.25%, 3/1/05                    530,465
A1          AA-       1,000    The Pennsylvania State
                               University Bonds, 6.25%,
                               3/1/06                         1,073,770
                                                             -----------
                                                             $3,949,846
                                                             -----------
                               Escrowed/Prerefunded - 23.2%
Aaa         AAA      $1,000    Allegheny County,
                               Pennsylvania, Sanitation
                               Authority, (FGIC)
                               Prerefunded to 12/1/01,
                               6.50%, 12/1/16                $1,103,630
AAA         A-          520    Chester County Health and
                               Education Facilities
                               Authority, (Bryn Mawr
                               Rehabilitation Hospital),
                               Escrowed to Maturity,
                               6.50%, 7/1/02                    568,786
Aaa         AAA         500    Dauphin County Hospital
                               Authority, (Polyclinic
                               Medical Center of
                               Harrisburg), (MBIA),
                               Prerefunded to 8/15/99,
                               6.90%, 8/15/11                   544,860
Aaa         AAA       1,000    Harrisburg, Pennsylvania
                               Water Revenue Authority,
                               (FGIC), Prerefunded to
                               7/15/01, 7.00%, 7/15/06        1,123,210
Aaa         AAA       1,355    Manheim Boro,
                               Pennsylvania, Water &
                               Sewer Authority, (MBIA),
                               Prerefunded to 9/1/01,
                               6.65%, 9/1/05                  1,500,893
Aaa         AAA         500    Pennsylvania Turnpike
                               Commission, (FGIC),
                               Escrowed to Maturity,
                               6.50%, 12/1/01                   551,815
Aaa         AAA       3,200    Philadelphia Municipal
                               Authority, Justice Lease
                               Revenue Bonds, (FGIC),
                               Prerefunded to 11/15/01,
                               7.10%, 11/15/11                3,679,648
Aaa         NR        2,500    Philadelphia,
                               Pennsylvania, Hospital &
                               Higher Education,
                               (Children's Hospital),
                               Prerefunded to 2/15/02,
                               6.50%, 2/15/21                 2,789,375
Aaa         AAA       2,000    The Pittsburgh Water and
                               Sewer Authority, (FGIC),
                               Prerefunded to 9/1/01,
                               6.75%, 9/1/10                  2,256,260
Aaa         AAA       2,000    Pleasant Valley School
                               District (Monroe County,
                               Pennsylvania) (AMBAC),
                               Prerefunded to 3/15/01,
                               5.85%, 3/1/05                  2,124,120
Aaa         AAA       1,095    Schuykill County,
                               Pennsylvania,
                               Redevelopment Authority,
                               (FGIC), Prerefunded to
                               6/1/01, 6.75%, 6/1/02          1,210,117
Aaa         AAA       1,500    Somerset County,
                               Pennsylvania, General
                               Authority, (FGIC),
                               Escrowed to Maturity,
                               6.50%,
                               10/15/01                       1,652,715
Aaa         AAA       1,000    Somerset County,
                               Pennsylvania, General
                               Authority, (FGIC),
                               Prerefunded to 10/15/01,
                               7.00%, 10/15/13                1,127,920
Aa          AA+         500    Temple University of the
                               Commonwealth System,
                               Hospital & Higher
                               Education, Prerefunded to
                               8/1/98, 6.90%, 8/1/99             534,880
Aaa         AAA       3,000    County of Westmoreland,
                               Pennsylvania, (AMBAC),
                               Prerefunded to 8/1/01,
                               6.70%, 8/1/09                   3,326,550
                                                             -----------
                                                             $24,094,779
                                                             -----------
                               General Obligations - 4.7%
Aa          NR       $  325    Chester County,
                               Pennsylvania, 6.50%,
                               12/15/02                      $   357,448

                          Tax-Exempt Investments - 100%
 Ratings (Unaudited)
---------------------------
                  Principal
         Standard    Amount
              &        (000
 Moody's   Poor's  omitted)             Security                   Value
--------     -----    ------    --------------------------   -----------
                               General Obligations (continued)
A1          AA-       1,220    Hatboro-Horsham School
                               District of Montgomery
                               County, Pennsylvania,
                               6.70%, 4/1/08                   1,319,125
A1          AA-       1,500    Commonwealth of
                               Pennsylvania, 6.00%,
                               9/15/01                         1,617,015
Baa1        A         1,000    The Commomwealth of Puerto
                               Rico, Public Improvement
                               Refunding Bonds, 5.50%,
                               7/1/01                          1,042,320
Baa1        A           500    Puerto Rico Public
                               Building Authority, 6.00%,
                               7/1/99                            526,045
                                                             -----------
                                                             $ 4,861,953
                                                             -----------
                               Health Care - 4.2%
NR          NR       $1,120    Delaware County,
                               Pennsylvania, Industrial
                               Development Authority,
                               (Glen Riddle Project),
                               8.125%, 9/1/05                $ 1,121,355
Aa          AA        1,030    Geisinger, Pennsylvania,
                               Health System, 6.00%,
                               7/1/01                          1,083,910
Aa          AA        2,000    Geisinger, Pennsylvania,
                               Health System, 7.375%,
                               7/1/01                          2,186,820
                                                             -----------
                                                             $ 4,392,085
                                                             -----------
                               Hospitals - 11.7%
NR          AAA      $1,030    Indiana County,
                               Pennsylvania, Hospital
                               Authority, (Indiana
                               Hospital Project), (CLEE),
                               5.75%, 7/1/00                 $ 1,072,292
NR          AAA         825    Indiana County,
                               Pennsylvania, Hospital
                               Authority, (Indiana
                               Hospital Project), (CLEE),
                               5.875%, 7/1/01                    866,019
Baa1        BBB+      1,000    Monroeville, Pennsylvania,
                               Hospital Authority,
                               (Forbes Health), 5.75%,
                               10/1/05 (1)                       983,610
A           NR          500    New Castle Area Hospital
                               Authority, (St. Francis
                               Hospital of New Castle),
                               5.90%, 11/15/00                   515,505
NR          BBB         500    Northampton County
                               Hospital Authority,
                               (Easton Hospital) 6.90%,
                               1/1/02                            514,700
Baa1        BBB+      1,640    The Hospitals and Higher
                               Education Facilities
                               Authority of Philadelphia,
                               (Graduate Health System),
                               6.70%, 7/1/98                   1,704,895
Baa1        BBB+      1,250    The Hospitals and Higher
                               Education Facilities
                               Authority of Philadelphia,
                               (Graduate Health System),
                               6.90%, 7/1/00                   1,328,450
Baa1        BBB+      1,000    The Hospitals and Higher
                               Education Facilities
                               Authority of Philadelphia,
                               (Graduate Health System),
                               7.00%, 7/1/05                   1,073,840
Baa1        BBB+      2,475    The Hospital and Higher
                               Education Facilities
                               Authority of Philadelphia,
                               (Temple University
                               Hospital), 6.00%, 11/15/00      2,524,921
Aa          NR        1,535    Pottsville, PA, Hospital
                               Authority, (Daughters of
                               Charity), 4.75%, 8/15/03        1,495,612
                                                             -----------
                                                             $12,079,844
                                                             -----------
                               Housing - 3.7%
Aaa         AAA      $2,450    Pennsylvania Housing
                               Finance Agency, (FNMA),
                               5.70%, 7/1/02                 $ 2,486,677
Aa          AA        1,250    Pennsylvania Housing
                               Finance Agency, (FHA),
                               7.125%, 4/1/14                  1,297,188
                                                             -----------
                                                              $3,783,865
                                                             -----------
                               Industrial Development
                               Revenue - 2.9%
NR          A-       $1,100    Butler County, PA
                               Industrial Development
                               Authority, (Sherwood Oaks
                               Project), 5.10%, 6/1/01       $1,074,073
NR          NR          885    Chester County, PA,
                               Industrial Development
                               Authority, 8.00%, 9/1/05         886,805
A3          A-        1,000    Clinton County, PA,
                               Industrial Development
                               Authority, (International
                               Paper Company), 5.375%,
                               5/1/04                         1,006,430
                                                             -----------
                                                             $2,967,308
                                                             -----------

                         Tax-Exempt Investments - 100%
 Ratings (Unaudited)
---------------------------
                  Principal
         Standard    Amount
              &        (000
 Moody's   Poor's  omitted)             Security                   Value
--------     -----    ------    --------------------------   -----------
                               Insured Education - 5.7%
Aaa         AAA      $2,280    Lycoming County Authority,
                               Pennnsylvania, College
                               Revenue Bonds, (AMBAC),
                               6.00%, 11/1/01                $2,438,688
Aaa         AAA       1,000    Northampton County Higher
                               Education Authority,
                               (Lehigh University),
                               (MBIA), 7.10%, 11/15/09        1,102,500
Aaa         AAA       2,000    Pennsylvania State Higher
                               Education Assistance
                               Agency, (FGIC), 6.80%,
                               12/1/00                        2,145,760
Aaa         AAA         250    Pennsylvania Higher
                               Educational Facilities
                               Authority (Bryn Mawr
                               College), (FGIC), 6.75%,
                               12/1/01                          271,373
                                                             -----------
                                                             $5,958,321
                                                             -----------
                               Insured General
                               Obligations - 7.5%
Aaa         AAA      $  915    Conestoga Valley School
                               Disrtict of Lancaster
                               County, Pennsylvania,
                               (FGIC), 6.80%, 5/1/03         $  998,402
Aaa         AAA       1,235    Dauphin County,
                               Pennsylvania, (MBIA),
                               6.00%, 8/1/02                  1,323,253
Aaa         AAA         265    Greensburg Salem School
                               District, (Westmoreland
                               County, Pennsylvania),
                               (MBIA), 5.80%, 9/15/01           282,649
Aaa         AAA       1,000    Commonwealth of
                               Pennsylvania, (MBIA),
                               6.60%, 1/1/01                  1,095,040
Aaa         AAA         385    Pennsylvania Finance
                               Authority, (South Side
                               Area School District,
                               Beaver County Project),
                               (AMBAC), 5.40%, 9/1/01           399,549
Aaa         AAA       1,000    Pennsylvania Public School
                               District Building
                               Authority, (Hazelton Area
                               School District Project),
                               (FGIC), 6.50%, 3/1/08          1,055,240
Aaa         AAA         275    The School District of
                               Philadelphia,
                               Pennsylvania, (AMBAC),
                               6.35%, 5/15/02                   298,568
Aaa         AAA         750    Pocono Mountain School
                               District, Monroe County,
                               Pennsylvania, (AMBAC),
                               5.90%, 10/1/02                   795,113
Aaa         AAA       1,385    City of Pittsburgh,
                               Pennsylvania, (MBIA),
                               6.00%, 9/1/01                  1,494,637
                                                             -----------
                                                             $7,742,451
                                                             -----------
                               Insured Health Care - 2.1%
Aaa         AAA      $2,050    Sayre Health Care
                               Facilities Authority,
                               (Guthrie Medical Center),
                               (AMBAC), 6.50%, 3/1/00        $2,208,773
                                                             -----------
                               Insured Hospitals - 9.6%
Aaa         AAA      $2,215    The Hospital Authority of
                               Beaver County,
                               Pennsylvania, (The Medical
                               Center of Beaver, PA),
                               (AMBAC), 5.90%, 7/1/00        $2,349,783
Aaa         AAA         500    Delaware County Authority
                               of Pennsylvania, (Crozer-
                               Chester Medical Center),
                               (MBIA), 7.10%, 12/15/99          549,170
Aaa         AAA       2,000    Delaware County Authority
                               of Pennsylvania, (Delaware
                               Memorial Hospital),
                               (MBIA), 5.125%, 8/15/06        1,987,520
Aaa         AAA       1,000    Erie County, Pennsylvania,
                               Hospital Authority, (Hamot
                               Health System), (AMBAC),
                               7.10%, 2/15/10                 1,086,850
Aaa         AAA         400    Franklin County Industrial
                               Development Authority,
                               (The Chambersburg Hospital
                               Project), (FGIC), 5.80%,
                               7/1/02                           420,888
Aaa         AAA        500     Lancaster County Hospital
                               Authority, (The Lancaster
                               General Hospital Project),
                               (AMBAC), 5.80%, 7/1/01          528,900
Aaa         AAA        525     Lehigh County General
                               Purpose Authority, (St.
                               Luke's Hospital of
                               Bethlehem, Pennsylvania
                               Project), (AMBAC), 5.70%,
                               7/1/01                          552,185

                        Tax-Exempt Investments - 100%
 Ratings (Unaudited)
---------------------------
                  Principal
         Standard    Amount
              &        (000
 Moody's   Poor's  omitted)             Security                   Value
--------     -----    ------    --------------------------   -----------
                               Insured Hospitals (continued)
Aaa         AAA         250    Mt. Lebanon Hospital
                               Authority (Allegheny
                               County, Pennsylvania) (St.
                               Clair Memorial Hospital),
                               (FGIC), 5.90%, 7/1/02            264,330
Aaa         AAA       2,100    Washington County Hospital
                               Authority, (Shadyside
                               Hospital Project),
                               (AMBAC), 5.80%, 12/15/02       2,214,597
                                                             -----------
                                                             $9,954,223
                                                             -----------
                               Insured Lease Revenue/
                               Certificates of
                               Participation - 3.0%
Aaa         AAA      $  500    The Harrisburg Authority
                               (Dauphin County,
                               Pennsylvania), Lease
                               Revenue Bonds, (FGIC),
                               6.25%, 6/1/01                 $  538,075
Aaa         AAA       1,000    Northumberland County
                               Authority, Pennsylvania,
                               Lease Revenue Bonds,
                               (MBIA), 6.50%, 10/15/01        1,101,810
Aaa         AAA         500    The Philadelphia Municipal
                               Authority, Justice Lease
                               Revenue Bonds, (MBIA),
                               6.40%, 11/15/98                  534,020
Aaa         AAA         810    The Philadelphia Municipal
                               Authority, Justice Lease
                               Revenue Bonds, (MBIA),
                               6.60%, 11/15/00                  890,757
                                                             -----------
                                                             $3,064,662
                                                             -----------
                               Insured Special Tax - 2.1%
Aaa         AAA      $2,070    Pennsylvania
                               Intergovernmental
                               Cooperation Authority,
                               (City of Philadelphia
                               Funding Program), (FGIC),
                               6.00%, 6/15/02                $2,225,374
                                                             -----------
                               Insured Transportation - 4.3%
Aaa         AAA      $4,250    Pennsylvania State
                               Turnpike Commisssion,
                               (AMBAC), 6.25%, 6/1/11        $4,427,778
                                                             -----------
                               Insured Water & Sewer - 1.7%
Aaa         AAA      $  700    Delaware County Industrial
                               Development Authority,
                               (Philadelphia Suburban
                               Water Conpany Project),
                               (FGIC), 5.95%, 6/1/02         $  743,722
Aaa         AAA       1,000    City of Philadelphia,
                               Pennsylvania, Water and
                               Wastewater Revenue Bonds,
                               (FSA), 4.875%, 6/15/01         1,012,570
                                                             -----------
                                                             $1,756,292
                                                             -----------
                               Solid Waste - 3.0%
Baa         A-       $  500    Greater Lebanon Refuse
                               Authority of Lebanon
                               County, Pennsylvania,
                               Solid Waste Revenue,
                               6.20%, 5/15/99                $  517,240
Baa         A-          500    Greater Lebanon Refuse
                               Authority of Lebanon
                               County, Pennsylvania,
                               Solid Waste Revenue,
                               6.20%, 11/15/99                  519,390
Baa         A-          300    Greater Lebanon Refuse
                               Authority of Lebanon
                               County, Pennsylvania,
                               Solid Waste Revenue,
                               6.40%, 5/15/00                   313,452
Baa         A-          500    Greater Lebanon Refuse
                               Authority of Lebanon
                               County, Pennsylvania,
                               Solid Waste Revenue,
                               6.40%, 11/15/00                  524,545
NR          NR        1,200    Pennsylvania Economic
                               Development Financing
                               Authority, (Resource
                               Recovery for Northampton),
                               6.75%, 1/1/07                  1,206,396
                                                             -----------
                                                             $3,081,023
                                                             -----------
                               Special Tax Revenue - 0.5%
Baa1        BBB+     $  250    Puerto Rico Infrastructure
                               Financing Authority,
                               Special Tax Revenue Bonds,
                               7.60%, 7/1/00                 $  273,703
NR          NR          250    Virgin Islands Public
                               Finance Authority, (V.I.
                               General Obligation/
                               Matching Fund Loan Notes),
                               6.70%, 10/1/99                   265,483
                                                             -----------
                                                             $  539,186
                                                             -----------
                               Transportation - 3.6%
Aa3         AA-      $2,550    Southeastern Pennsylvania
                               Transportation Authority,
                               LOC: Canadian Imperial
                               Bank of Commerce, 6.00%,
                               6/1/99                        $2,681,886

                         Tax-Exempt Investments - 100%
 Ratings (Unaudited)
---------------------------
                  Principal
         Standard    Amount
              &        (000
 Moody's   Poor's  omitted)             Security                   Value
--------     -----    ------    --------------------------   -----------
                               Transportation (continued)
AA3         AA-       1,000    Southeastern Pennsylvania
                               Transportation Authority,
                               LOC: Canadian Imperial
                               Bank of Commerce, 6.00%,
                               6/1/01                          1,063,860
                                                             -----------
                                                            $  3,745,746
                                                             -----------
                               Utility - 1.0%
NR          NR       $1,000    Virgin Island Water &
                               Power Authority, 7.40%,
                               7/1/11                       $  1,050,210
                                                             -----------
                               Water & Sewer - 1.7%
NR          AA       $1,600    Pennsylvania
                               Infrastructure Investment
                               Authority, (Pennvest Pool
                               Program), 6.45%, 9/1/04      $  1,764,684
                                                             -----------
                               Total tax-exempt
                               investments (identified
                               cost, $100,829,234)          $103,648,403
                                                             ===========


(1) When-issued security. At September 30, 1995, the Portfolio had sufficient cash and/or securities segregated as collateral for when-issued securities.

The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 36.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 0.5% to 16.7% of total investments.

                      See notes to financial statements

                  Virginia Limited Maturity Tax Free Portfolio
            Portfolio of Investments - September 30, 1995 (Unaudited)

                          Tax-Exempt Investments - 100%
 Ratings (Unaudited)
-------------------------------
                      Principal
           Standard      Amount
               &           (000
 Moody's     Poor's    omitted)             Security                Value
--------     -------    --------    --------------------------   --------
                                   Education - 3.3%
A1          AA-           $10      Virginia Commonwealth
                                   University, 4.80%, 5/1/02     $10,028
                                                                 --------
                                   Escrowed/Prerefunded - 19.8%
Aaa         AAA           $10      Prince William County,
                                   Virginia Water and Sewer,
                                   (FGIC), Prerefunded to
                                   7/1/02, 6.50%, 7/1/21         $11,129
Aaa         AAA            10      Roanoke Hospital, (MBIA),
                                   Prerefunded to 7/1/00,
                                   6.50%, 7/1/25                  10,867
Aa          AA             15      Virginia Public Schools,
                                   Prerefunded to 6/1/97,
                                   6.60%, 6/1/00                  15,687
Aaa         AAA            20      Winchester Medical Center,
                                   Prerefunded to 1/1/00,
                                   (AMBAC), 7.25%, 1/1/15         22,473
                                                                 --------
                                                                 $60,156
                                                                 --------
                                   General Obligations - 27.6%
Aaa         AAA           $10      Arlington, Virginia,
                                   5.00%, 6/1/05                 $10,199
A1          A+             10      Botetourt County,
                                   Virginia, 5.70%, 7/15/03       10,531
Aa          AA-             5      Hampton, Virginia, 5.85%,
                                   3/1/07                          5,085
A1          A              10      Montgomery County,
                                   Virginia, 6.25%, 11/1/97       10,458
Aa          AA-            15      Newport News, Virginia,
                                   6.20%, 12/1/01                 16,057
Baa1        A              10      Puerto Rico Public
                                   Building Authority, 6.10%,
                                   7/1/00                         10,623
Aaa         AAA            10      State of Virginia, 6.00%,
                                   6/1/01                         10,772
Aa          AA             10      Virginia Beach, Virginia,
                                   5.60%, 11/1/06                 10,215
                                                                 --------
                                                                 $83,940
                                                                 --------
                                   Hospitals - 6.9%
A           NR            $10      Petersburg, Virginia
                                   Hospital Authority, 6.00%,
                                   7/1/03                        $10,413
Aa          AA             10      Virginia Beach Development
                                   Authority, Sentara Bayside
                                   Hospital, 6.30%, 11/1/04       10,650
                                                                 --------
                                                                 $21,063
                                                                 --------
                                   Industrial Development Revenue - 10.8%
A1          A+            $10      Fairfax County, Virginia
                                   Economic Development
                                   Authority, Ogden Martin,
                                   (AMT), 7.30%, 2/1/11          $10,912
NR          A-             10      Fauquier County, Virginia
                                   Industrial Development
                                   Authority, 7.30%, 10/1/02      11,096
A1          NR             10      Louden County, Virginia
                                   Industrial Development
                                   Authority, 6.10%, 5/15/04      10,763
                                                                 --------
                                                                 $32,771
                                                                 --------
                                   Insured General Obligation - 3.5%
Aaa         AAA           $10      Frankiln County, Virginia,
                                   (FGIC), 6.00%, 7/15/07        $10,538
                                                                 --------
                                   Insured Lease Revenue/Certificates of
                                   Participation - 6.9%
Aaa         AAA           $10      Frederick County, Virginia
                                   COP, (MBIA), 5.85%,
                                   12/1/03                       $10,673
Aaa         AAA            10      Louden County, Virginia
                                   COP, (FSA), 5.90%, 3/1/00      10,420
                                                                 --------
                                                                 $21,093
                                                                 --------
                                   Insured Miscellaneous - 3.4%
Aaa         AAA           $10      Richmond Redevelopment and
                                   Housing Authority, Old
                                   Manchester Project,
                                   (CGIC), 5.70%, 3/1/01         $10,352
                                                                 --------
                                   Insured Transportation - 3.5%
Aaa         AAA           $10      Chesapeake Bay Bridge and
                                   Tunnel, (FGIC), 6.00,
                                   7/1/07                        $10,741
                                                                --------
                                   Lease Revenue/Certificate of
                                   Participation - 3.7%
Aa          AA            $10      Henrico County, Virginia
                                   Industrial development
                                   Authority, 6.50%, 8/1/06      $ 11,188
                                                                 --------
                                   Miscellaneous - 3.6%
Aa          AA            $10      Virginia Public Building
                                   Authority, 6.25%, 8/1/01      $ 10,914
                                                                 --------
                                   Water & Sewer - 7.0%
Aa          AA            $10      Chesterfield, Virginia
                                   Water and Sewer, 5.90%,
                                   11/1/02                       $ 10,604
A1          A+             10      Rivanna, Virginia Water
                                   and Sewer Authority,
                                   6.00%, 10/1/03                  10,696
                                                                 --------
                                                                 $ 21,300
                                                                 --------
                                   Total tax-exempt
                                   investments (identified
                                   cost $293,422)                $304,084
                                                                 ========

The Portfolio invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 17.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 3.4% to 7.0% of total investments.

                      See notes to financial statements

                      Limited Maturity Tax Free Portfolios
                              Financial Statements

                      Statements of Assets and Liabilities

                         September 30, 1995 (Unaudited)

                              Arizona     California   Connecticut      Florida    Massachusetts      Michigan
                              Limited      Limited       Limited        Limited        Limited        Limited
                             Portfolio    Portfolio     Portfolio      Portfolio      Portfolio      Portfolio
                              --------    ----------    ----------    -----------    -----------   ------------
Assets:
 Investments -
  Identified cost             $565,333   $66,519,577   $15,417,395   $134,625,228   $106,487,409    $24,819,371
  Unrealized appreciation       26,808     2,001,701       372,557      4,742,218      2,618,077      1,050,285
                                ------      --------      --------      ---------      ---------      ----------
 Total investments, at
   value (Note 1A)            $592,141   $68,521,278   $15,789,952   $139,367,446   $109,105,486    $25,869,656
 Cash                              103       150,948        11,199        717,672        459,999            485
 Receivable for
  investments sold                  --            --        55,000             --             --      1,079,040
 Interest receivable             9,781     1,199,741       271,044      3,327,349      1,757,622        582,448
 Receivable from the
   Investment Adviser
   (Note 2)                      9,385            --            --             --             --             --
 Deferred organization
  expenses (Note 1D)             3,638         3,908         3,640         10,895         10,579          4,933
                                ------      --------      --------      ---------      ---------      ----------
     Total assets             $615,048   $69,875,875   $16,130,835   $143,423,362    111,333,686     27,536,562
                                ------      --------      --------      ---------      ---------      ----------
Liabilities:
 Demand note payable (Note
  5)                          $     --   $        --   $        --   $         --   $         --    $   444,000
 Payable to affiliates -
  Trustees' fees                    --         1,397            43          2,590          1,908            426
  Custodian fees                    --            --            72          2,618          1,350            339
 Accrued expenses                1,590         1,507         1,125          2,693          2,338          1,272
                                ------      --------      --------      ---------      ---------      ----------
     Total liabilities        $  1,590   $     2,904   $     1,240   $      7,901   $      5,596    $   446,037
                                ------      --------      --------      ---------      ---------      ----------
Net Assets applicable to
  investors' interest in
  Portfolio                   $613,458   $69,872,971   $16,129,595   $143,415,461   $111,328,090    $27,090,525
                                ======      ========      ========      =========      =========      ==========

Sources of Net Assets:
 Net proceeds from capital
   contributions and
   withdrawals                $586,650   $67,871,270   $15,757,038   $138,673,243   $108,710,013    $26,040,240
 Unrealized appreciation
  of investments (computed
  on the basis of
  identified cost)              26,808     2,001,701       372,557      4,742,218      2,618,077      1,050,285
                                ------      --------      --------      ---------      ---------      ----------
     Total                    $613,458   $69,872,971   $16,129,595   $143,415,461   $111,328,090    $27,090,525
                                ======      ========      ========      =========      =========      ==========

                      See notes to financial statements

                      Statements of Assets and Liabilities

                         September 30, 1995 (Unaudited)

                                                                          North
                                         New Jersey      New York       Carolina         Ohio      Pennsylvania     Virginia
                                           Limited       Limited         Limited        Limited       Limited       Limited
                                          Portfolio     Portfolio       Portfolio      Portfolio     Portfolio     Portfolio
                                          ----------    -----------    ------------    ----------    -----------   ----------
Assets:
 Investments -
  Identified cost                       $83,167,449   $150,966,523      $229,029     $35,685,052   $100,829,234     $293,422
  Unrealized appreciation                 2,508,628      2,818,263         9,002       1,119,719      2,819,169       10,662
                                           --------      ---------      ----------      --------      ---------      --------
 Total investments, at value
  (Note 1A)                             $85,676,077   $153,784,786      $238,031     $36,804,771   $103,648,403     $304,084
 Cash                                           671        621,235        48,185         274,726        413,143        2,910
 Receivable for investments sold          4,425,566             --            --              --             --           --
 Interest receivable                      1,552,264      2,769,529         3,810         722,895      1,560,256        5,165
 Receivable from the Investment
   Adviser (Note 2)                              --             --         4,866              --             --        5,497
 Deferred organization expenses
   (Note 1D)                                  4,578          6,647         3,638           3,838          6,923        3,557
                                           --------      ---------      ----------      --------      ---------      --------
     Total assets                       $91,659,156   $157,182,197      $298,530     $37,806,230   $105,628,725     $321,213
                                           --------      ---------      ----------      --------      ---------      --------
Liabilities:
 Demand note payable (Note 5)           $   325,000   $         --      $     --     $        --   $         --     $     --
 Payable for investments purchased        1,819,085             --         9,968              --      2,113,655           --
 Payable to affiliates -
  Trustees' fees                              1,396          2,590            --             427          1,908           --
  Custodian fees                                 --          3,034            --              98             --           --
 Accrued expenses                             2,220          2,750         1,484           1,454          2,438        1,463
                                           --------      ---------      ----------      --------      ---------      --------
     Total liabilities                  $ 2,147,701   $      8,374      $ 11,452     $     1,979   $  2,118,001     $  1,463
                                           --------      ---------      ----------      --------      ---------      --------
Net Assets applicable to investors'
  interest in Portfolio                 $89,511,455   $157,173,823      $287,078     $37,804,251   $103,510,724     $319,750
                                           ========      =========      ==========      ========      =========      ========

Sources of Net Assets:
 Net proceeds from capital
   contributions and withdrawals        $87,002,827   $154,355,560      $278,076     $36,684,532   $100,691,555     $309,088
 Unrealized appreciation of
  investments (computed on the basis
  of identified cost)                     2,508,628      2,818,263         9,002       1,119,719      2,819,169       10,662
                                           --------      ---------      ----------      --------      ---------      --------
     Total                              $89,511,455   $157,173,823      $287,078     $37,804,251   $103,510,724     $319,750
                                           ========      =========      ==========      ========      =========      ========

                      See notes to financial statements

                            Statements of Operations

                 Six Months Ended September 30, 1995 (Unaudited)

                              Arizona    California  Connecticut     Florida   Massachusetts     Michigan
                              Limited      Limited      Limited      Limited       Limited       Limited
                             Portfolio    Portfolio    Portfolio    Portfolio     Portfolio     Portfolio
                              --------    ---------    ---------    ---------    -----------   ----------
Investment Income:
 Interest income (Note 1B)    $16,583    $2,055,893    $440,409    $4,047,304    $3,062,695     $  835,120
                                ------      -------      -------      -------      ---------      --------
 Expenses -
  Investment adviser fee
   (Note 2)                   $ 1,363    $  176,371    $ 38,380    $  351,182    $  265,896     $   69,945
  Compensation of Trustees
    not members of the
    Investment Adviser's
    organization                  264         3,529          98         6,248         4,693            971
  Custodian fees (Note 2)       1,793        19,955       5,833        39,730        27,475          9,006
  Printing and postage            124            --       1,002            --            --             --
  Legal and accounting
   services                     4,978        19,428      18,299        28,228        24,265         21,928
  Amortization of
   organization expenses
   (Note 1D)                      443           757       1,288         2,108         2,050          1,561
  Miscellaneous                 2,100        12,123       3,661        12,432         9,128          6,078
                                ------      -------      -------      -------      ---------      --------
   Total expenses             $11,065    $  232,163    $ 68,561    $  439,928    $  333,507     $  109,489
                                ------      -------      -------      -------      ---------      --------
  Deduct preliminary
    reduction of
    investment adviser fee
    (Note 2)                  $ 1,363    $       --    $ 35,286    $       --    $       --     $       --
  Deduct preliminary
    allocation of expenses
    to the Investment
    Adviser (Note 2)            9,385            --          --            --            --             --
  Deduct reduction of
    custodian fees (Note 2)       317        18,486       4,013        12,321        11,608          7,047
                                ------      -------      -------      -------      ---------      --------
    Total                     $11,065    $   18,486    $ 39,299    $   12,321    $   11,608     $    7,047
                                ------      -------      -------      -------      ---------      --------
     Net expenses             $    --    $  213,677    $ 29,262    $  427,607    $  321,899     $  102,442
                                ------      -------      -------      -------      ---------      --------
     Net investment income    $16,583    $1,842,216    $411,147    $3,619,697    $2,740,796     $  732,678
                                ------      -------      -------      -------      ---------      --------
Realized and Unrealized
  Gain (Loss) on
  Investments:
 Net realized gain (loss)
  -
  Investment transactions
    (identified cost basis)   $   262    $  258,229    $  9,950    $   (9,718)   $  (39,766)    $   89,569
  Financial futures
    contracts                  (6,079)     (392,888)    (77,970)     (785,149)     (575,026)      (155,939)
                                ------      -------      -------      -------      ---------      --------
   Net realized loss on
     investments              $(5,817)   $ (134,659)   $(68,020)   $ (794,867)   $ (614,792)    $  (66,370)
                                ------      -------      -------      -------      ---------      --------
 Change in unrealized
   appreciation -
  Investments                 $10,591    $1,393,879    $419,008    $3,885,734    $2,650,178     $  536,892
  Financial futures
    contracts                   3,400        69,703      13,600       142,806       100,304         27,201
                                ------      -------      -------      -------      ---------      --------
   Net unrealized
     appreciation of
     investments              $13,991    $1,463,582    $432,608    $4,028,540    $2,750,482     $  564,093
                                ------      -------      -------      -------      ---------      --------
    Net realized and
      unrealized gain on
      investments             $ 8,174    $1,328,923    $364,588    $3,233,673    $2,135,690     $  497,723
                                ------      -------      -------      -------      ---------      --------
     Net increase in net
      assets from
      operations              $24,757    $3,171,139    $775,735    $6,853,370    $4,876,486     $1,230,401
                                ======      =======      =======      =======      =========      ========

                      See notes to financial statements

                            Statements of Operations

                 Six Months Ended September 30, 1995 (Unaudited)

                                 New                       North
                               Jersey      New York       Carolina        Ohio     Pennsylvania     Virginia
                               Limited      Limited       Limited        Limited      Limited       Limited
                              Portfolio    Portfolio     Portfolio      Portfolio    Portfolio     Portfolio
                              ---------    ---------    ------------    ---------    ----------   ----------
Investment Income:
 Interest income (Note 1B)   $2,489,042   $4,335,568       $5,402      $1,090,834    $2,890,795     $ 6,690
                                -------      -------      ----------      -------      --------      --------
 Expenses -
  Investment adviser fee
    (Note 2)                 $  215,061   $  379,668       $  552      $   90,213    $  249,262     $   622
  Compensation of Trustees
    not members of the
    Investment Adviser's
    organization                  3,200        6,248           --             972         4,694          --
  Custodian fees (Note 2)        22,474       43,155        1,480          11,390        25,892       1,749
  Printing and postage               --           --          124              --            --         124
  Legal and accounting
   services                      24,128       28,628        2,328          21,928        24,128       2,328
  Bond pricing                       --           --           --              --            --       1,156
  Amortization of
   organization expenses
   (Note 1D)                        897        1,288          440           1,288         1,340         432
  Miscellaneous                   9,854       10,041          934           6,198        15,276         157
                                -------      -------      ----------      -------      --------      --------
   Total expenses            $  275,614   $  469,028       $5,858      $  131,989    $  320,592     $ 6,568
                                -------      -------      ----------      -------      --------      --------
  Deduct preliminary
    reduction of
      investment adviser
    fee (Note 2)             $       --   $       --       $  552      $       --    $       --     $   622
  Deduct preliminary
    allocation of expenses
    to the Investment
    Adviser (Note 2)                 --           --        4,866              --            --       5,497
  Deduct reduction of
    custodian fees (Note 2)      13,592       25,625          440           4,597        13,572         449
                                -------      -------      ----------      -------      --------      --------
    Total                    $   13,592   $   25,625       $5,858      $    4,597    $   13,572     $ 6,568
                                -------      -------      ----------      -------      --------      --------
     Net expenses            $  262,022   $  443,403       $   --      $  127,392    $  307,020     $    --
                                -------      -------      ----------      -------      --------      --------
     Net investment income   $2,227,020   $3,892,165       $5,402      $  963,442    $2,583,775     $ 6,690
                                -------      -------      ----------      -------      --------      --------
Realized and Unrealized
  Gain (Loss) on
  Investments:
 Net realized gain (loss) -
  Investment transactions
    (identified cost
    basis)                   $  (24,897)  $  268,341       $   --      $  231,074    $ (314,525)    $    --
  Financial futures
    contracts                  (467,818)    (834,507)          --        (198,591)     (545,788)         --
                                -------      -------      ----------      -------      --------      --------
   Net realized gain
     (loss) on investments   $ (492,715)  $ (566,166)      $   --      $   32,483    $ (860,313)    $    --
                                -------      -------      ----------      -------      --------      --------
 Change in unrealized
   appreciation -
  Investments                $1,825,460   $3,600,346       $4,208      $  592,873    $2,650,194     $ 4,319
  Financial futures
    contracts                    81,604      147,906           --          32,301        95,204          --
                                -------      -------      ----------      -------      --------      --------
   Net unrealized
     appreciation of
     investments             $1,907,064   $3,748,252       $4,208      $  625,174    $2,745,398     $ 4,319
                                -------      -------      ----------      -------      --------      --------
    Net realized and
      unrealized gain on
      investments            $1,414,349   $3,182,086       $4,208      $  657,657    $1,885,085     $ 4,319
                                -------      -------      ----------      -------      --------      --------
     Net increase in net
       assets from
       operations            $3,641,369   $7,074,251       $9,610      $1,621,099    $4,468,860     $11,009
                                =======      =======      ==========      =======      ========      ========

                      See notes to financial statements

                      Statements of Changes in Net Assets

                 Six Months Ended September 30, 1995 (Unaudited)

                       Arizona     California     Connecticut       Florida      Massachusetts      Michigan
                       Limited       Limited        Limited         Limited         Limited         Limited
                      Portfolio     Portfolio      Portfolio       Portfolio       Portfolio       Portfolio
                       --------    ------------    -----------    ------------    ------------   -------------
Increase
  (Decrease) in
  Net Assets:
 From operations -
  Net investment
   income             $ 16,583    $  1,842,216    $   411,147    $  3,619,697    $  2,740,796     $   732,678
  Net realized
   loss on
   investments          (5,817)       (134,659)       (68,020)       (794,867)       (614,792)        (66,370)
  Change in
  unrealized
    appreciation of
    investments         13,991       1,463,582        432,608       4,028,540       2,750,482         564,093
                         ------      ----------      ---------      ----------      ----------      -----------
   Net increase in
     net assets
     from
     operations       $ 24,757    $  3,171,139    $   775,735    $  6,853,370    $  4,876,486     $ 1,230,401
                         ------      ----------      ---------      ----------      ----------      -----------
 Capital
  transactions -
  Contributions       $ 66,575    $  1,290,241    $   601,391    $  4,437,740    $  2,320,808     $   520,163
  Withdrawals          (68,330)    (16,932,134)    (2,563,149)    (32,454,564)    (14,988,746      (7,858,055)
                         ------      ----------      ---------      ----------      ----------      -----------
   Decrease in net
     assets
     resulting from
     capital
     transactions     $ (1,755)   $(15,641,893)   $(1,961,758)   $(28,016,824)   $(12,667,938)    $(7,337,892)
                         ------      ----------      ---------      ----------      ----------      -----------
    Total increase
      (decrease) in
      net assets      $ 23,002    $(12,470,754)   $(1,186,023)   $(21,163,454)   $ (7,791,452)    $(6,107,491)
Net Assets:
 At beginning of
  period               590,456      82,343,725     17,315,618     164,578,915     119,119,542      33,198,016
                         ------      ----------      ---------      ----------      ----------      -----------
 At end of period     $613,458    $ 69,872,971    $16,129,595    $143,415,461    $111,328,909     $27,090,525
                         ======      ==========      =========      ==========      ==========      ===========

                      See notes to financial statements

                      Statements of Changes in Net Assets

                 Six Months Ended September 30, 1995 (Unaudited)

                                                                 North
                               New Jersey       New York        Carolina         Ohio        Pennsylvania     Virginia
                                Limited         Limited         Limited         Limited        Limited        Limited
                               Portfolio       Portfolio       Portfolio       Portfolio      Portfolio      Portfolio
                              ------------    ------------    ------------    -----------    ------------   ----------
Increase (Decrease) in
  Net Assets:
  From operations -
   Net investment income      $  2,227,020    $  3,892,165      $  5,402      $   963,442    $  2,583,775     $  6,690
   Net realized gain
    (loss) on investments         (492,715)       (566,166)           --           32,483        (860,313)          --
  Change in unrealized
    appreciation of
     investments                 1,907,064       3,748,252         4,208          625,174       2,745,398        4,319
                                ----------      ----------      ----------      ---------      ----------      --------
    Net increase in net
      assets from
      operations              $  3,641,369    $  7,074,251      $  9,610      $ 1,621,099    $  4,468,860     $ 11,009
                                ----------      ----------      ----------      ---------      ----------      --------
 Capital transactions -
  Contributions               $  1,142,131    $  5,054,457      $ 55,196      $   818,313    $  2,639,124     $101,077
  Withdrawals                  (12,551,720)    (28,587,309)      (13,487)      (4,070,535)    (17,203,305)     (12,964)
                                ----------      ----------      ----------      ---------      ----------      --------
   Increase (decrease) in
     net assets resulting
     from capital
     transactions             $(11,409,589)   $(23,532,852)     $ 41,709      $(3,252,222)   $(14,564,181)    $ 88,113
                                ----------      ----------      ----------      ---------      ----------      --------
    Total increase
      (decrease) in net
      assets                  $ (7,768,220)   $(16,458,601)     $ 51,319      $(1,631,123)   $(10,095,321)    $ 99,122
Net Assets:
 At beginning of period         97,279,675     173,632,424       235,759       39,435,374     113,606,045      220,628
                                ----------      ----------      ----------      ---------      ----------      --------
 At end of period             $ 89,511,455    $157,173,823      $287,078      $37,804,251    $103,510,724     $319,750
                                ==========      ==========      ==========      =========      ==========      ========

                      See notes to financial statements

                      Statements of Changes in Net Assets

                          Year Ended March 31, 1995

                       Arizona      California     Connecticut      Florida     Massachusetts      Michigan
                       Limited        Limited        Limited        Limited        Limited         Limited
                      Portfolio*     Portfolio      Portfolio      Portfolio      Portfolio       Portfolio
                       ---------    ------------    ----------    ------------    -----------   -------------
Increase
  (Decrease) in Net
  Assets:
 From operations -
  Net investment
   income              $  8,686    $  4,317,764    $   874,089   $  8,483,858    $  5,912,832    $  1,731,146
  Net realized
   loss on
   investments              (10)     (3,541,623)      (562,025)    (4,072,437)     (2,100,952)     (1,889,732)
  Net unrealized
   appreciation of
   investments           12,817       2,987,188        573,926      5,067,690       2,792,609       1,913,469
                         -------      ----------      --------      ----------      ---------      -----------
   Net increase in
    net assets from
    operations         $ 21,493    $  3,763,329    $   885,990   $  9,479,111    $  6,604,489    $  1,754,883
                         -------      ----------      --------      ----------      ---------      -----------

 Capital
  transactions -
  Contributions        $477,295    $ 14,449,584    $ 4,383,626   $ 29,535,670    $ 17,263,223    $  8,180,397
  Withdrawals            (8,342)    (31,573,058)    (4,720,895)   (60,412,518)    (24,520,587)    (12,345,746)
                         -------      ----------      --------      ----------      ---------      -----------
   Increase
   (decrease) in
   net assets
   resulting from
   capital
   transactions        $468,953    $(17,123,474)   $  (337,269)  $(30,876,848)   $ (7,257,364)   $ (4,165,349)
                         -------      ----------      --------      ----------      ---------      -----------
    Total increase
      (decrease) in
      net assets       $490,446    $(13,360,145)   $   548,721   $(21,397,737)   $   (652,875)   $ (2,410,466)

Net Assets:
 At beginning of
  year                  100,010      95,703,870     16,766,897    185,976,652     119,772,417      35,608,482
                         -------      ----------      --------      ----------      ---------      -----------
 At end of year        $590,456    $ 82,343,725    $17,315,618   $164,578,915    $119,119,542    $ 33,198,016
                         =======      ==========      ========      ==========      =========      ===========

* For the period from the start of business, November 3, 1994, to March 31, 1995.

                      Statements of Changes in Net Assets

                          Year Ended March 31, 1995

                                                          North
                       New Jersey       New York        Carolina         Ohio       Pennsylvania       Virginia
                         Limited         Limited         Limited        Limited        Limited         Limited
                        Portfolio       Portfolio      Portfolio**     Portfolio      Portfolio      Portfolio***
                       ------------    ------------    ------------    ----------    ------------   -------------
Increase
  (Decrease) in Net
  Assets:
 From operations -
  Net investment
   income             $  4,840,639    $  8,821,606      $  2,582      $ 1,988,159   $  5,762,059       $  3,160
  Net realized
   gain (loss) on
   investments          (2,432,985)     (2,970,287)           14       (1,848,899)    (1,989,932)            (6)
  Net unrealized
   appreciation of
   investments           2,933,058       3,317,903         4,794        1,939,481      2,563,670          6,343
                         ----------      ----------      ----------      --------      ----------      -----------
   Net increase in
   net assets from
   operations         $  5,340,712    $  9,169,222      $  7,390      $ 2,078,741   $  6,335,797       $  9,497
                         ----------      ----------      ----------      --------      ----------      -----------

 Capital
  transactions -
  Contributions       $ 13,706,598    $ 23,864,886      $184,597      $ 8,548,567   $ 15,664,244       $144,732
  Withdrawals          (24,715,358)    (43,169,334)      (56,238)      (9,169,484)   (32,013,516)       (33,611)
                         ----------      ----------      ----------      --------      ----------      -----------
   Increase
     (decrease) in
     net assets
     resulting from
     capital
     transactions     $(11,008,760)   $(19,304,448)     $128,359      $  (620,917)  $(16,349,272)      $111,121
                         ----------      ----------      ----------      --------      ----------      -----------
    Total increase
      (decrease) in
      net assets      $ (5,668,048)   $(10,135,226)     $135,749      $ 1,457,824   $(10,013,475)      $120,618

Net Assets:
 At beginning of
  year                 102,947,723     183,767,650       100,010       37,977,550    123,619,520        100,010
                         ----------      ----------      ----------      --------      ----------      -----------
 At end of year       $ 97,279,675    $173,632,424      $235,759      $39,435,374   $113,606,045       $220,628
                         ==========      ==========      ==========      ========      ==========      ===========

 ** For the period from the start of business, November 28, 1994, to March
    31, 1995.
*** For the period from the start of business, November 11, 1994, to March
    31, 1995.

                               Supplementary Data

                                Arizona Limited Portfolio            California Limited Portfolio
                             ---------------------------------   -------------------------------------
                              Six Months                           Six Months
                                 Ended                                Ended
                             September 30,                        September 30,      Year Ended March
                                 1995           Period Ended          1995                 31,
                                                 March 31,
                              (unaudited)         1995***          (unaudited)       1995      1994**
                             ---------------    --------------    ---------------    ------   --------
Ratios (As a percentage
  of average daily net
  assets)++:
 Net expenses                      0.10%+            0.00%+              0.60%+       0.53%       0.46%+
 Net investment income             5.40%+            4.60%+              4.80%+       4.72%       4.50%+
Portfolio Turnover                   14%                1%                  8%          56%          6%
Net Assets, end of
  period (000 omitted)             $613               590             $69,873      $82,344     $95,704

++ The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee and/or an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
 Expenses                          3.60%+            1.31%+                                       0.52%+
 Net investment income             1.90%+            3.29%+                                       4.44%+

                                Connecticut Limited Portfolio              Florida Limited Portfolio
                              ----------------------------------   ---------------------------------------
                                Six Months                            Six Months
                                  Ended                                  Ended
                              September 30,     Year Ended March     September 30,
                                   1995               31,                1995          Year Ended March 31,
                               (unaudited)       1995     1994*       (unaudited)       1995       1994**
                              --------------    ------    ------    ---------------    -------   ---------
Ratios (As a percentage of
  average daily net
  assets)++:
 Net expenses                     0.39%+       0.17%       0.00%+        0.57%+        0.52%        0.49%+
 Net investment income            4.87%+       4.95%       4.53%+        4.71%+        4.73%        4.53%+
Portfolio Turnover                  25%          73%         39%            3%           44%           8%
Net Assets, end of period
  (000 omitted)                $16,130      $17,316     $16,767      $143,415      $164,579     $185,977

++ The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee and/or an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
 Expenses                         0.81%+       0.67%      0.62%+
 Net investment income            4.45%+       4.45%      3.92%+

  + Annualized.
  * For the period from the start of business, April 16, 1993, to March 31, 1994.
 ** For the period from the start of business, May 3, 1993, to March 31,
    1994.
*** For the period from the start of business, November 3, 1994, to March 31, 1995.

                               Supplementary Data

                                 Massachusetts Limited Portfolio            Michigan Limited Portfolio
                              -------------------------------------   -------------------------------------
                                Six Months                               Six Months
                                   Ended                                    Ended
                               September 30,      Year Ended March      September 30,      Year Ended March
                                   1995                 31,                 1995                 31,
                                (unaudited)       1995      1994**       (unaudited)       1995      1994*
                              ---------------    -------    -------    ---------------    ------   --------
Ratios (As a percentage of
  average daily
  net assets)++:
 Net expenses                      0.57%+        0.54%        0.52%+       0.73%+       0.48%       0.00%+
 Net investment income             4.70%+        4.90%        4.57%+       4.91%+       4.88%       4.62%+
Portfolio Turnover                    4%          46%            8%          17%         111%         30%
Net Assets, end of period
  (000 omitted)                $111,328     $119,120      $119,772       $27,091     $33,198     $35,608
++ The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee and/or an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of
  average daily net
  assets):
 Expenses                                                                               0.59%       0.54%+
 Net investment income                                                                  4.77%       4.08%+

                                 New Jersey Limited Portfolio              New York Limited Portfolio
                              -----------------------------------   ---------------------------------------
                                Six Months                             Six Months
                                  Ended                                   Ended
                              September 30,     Year Ended March      September 30,
                                   1995                31,                1995          Year Ended March 31,
                               (unaudited)       1995     1994**       (unaudited)       1995       1994**
                              --------------    ------    -------    ---------------    -------   ---------
Ratios (As a percentage of
  average daily
  net assets):
 Net expenses                      0.59%+       0.54%        0.54%+        0.56%+        0.52%        0.47%+
 Net investment income             4.74%+       4.73%        4.53%+        4.65%+        4.79%        4.50%+
Portfolio Turnover                   17%          44%          10%           12%           31%           5%
Net Assets, end of period
  (000 omitted)                 $89,511      $97,280     $102,948      $157,174      $173,632     $183,768

  + Annualized.
  * For the period from the start of business, April 16, 1993, to March 31, 1994.
 ** For the period from the start of business, May 3, 1993, to March 31, 1994.

                               Supplementary Data

                              North Carolina Limited Portfolio            Ohio Limited Portfolio
                              ---------------------------------   -------------------------------------
                                Six Months                           Six Months
                                   Ended                                Ended
                               September 30,                        September 30,      Year Ended March
                                   1995           Period Ended          1995                 31,
                                                   March 31,
                                (unaudited)         1995+++          (unaudited)       1995      1994*
                              ---------------    --------------    ---------------    ------   --------
Ratios (As a percentage of
  average daily net
  assets)++:
 Net expenses                     0.32%+            0.00%+              0.68%+       0.46%       0.00%+
 Net investment income            3.96%+            3.98%+              5.00%+       4.96%       4.68%+
Portfolio Turnover                   0%               21%                 33%         120%         33%
Net Assets, end of period
  (000 omitted)                   $287              $236             $37,804      $39,435     $37,978

++ The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee and an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of
  average daily net
  assets):
 Expenses                        4.29%+            2.09%+                           0.58%       0.54%+
 Net investment income           0.01%+            1.89%+                           4.84%       4.14%+

                                 Pennsylvania Limited Portfolio           Virginia Limited Portfolio
                              ------------------------------------   -----------------------------------
                                Six Months                              Six Months
                                  Ended                                    Ended
                              September 30,      Year Ended March      September 30,
                                   1995                31,                 1995            Period Ended
                                                                                            March 31,
                               (unaudited)       1995      1994**       (unaudited)          1995***
                              --------------    -------    -------    ---------------   ----------------
Ratios (As a percentage of
  average daily net
  assets)++:
 Net expenses                      0.59%+        0.53%        0.50%+      0.30%+             0.00%+
 Net investment income             4.74%+        4.77%        4.59%+      4.50%+             4.69%+
Portfolio Turnover                   11%           39%          12%          0%                33%
Net Assets, end of period
  (000 omitted)                $103,511      $113,606     $123,620        $320               $221

++ The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee and an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of
  average daily net
  assets):
 Expenses                                                                 4.42%+             2.17%+
 Net investment income                                                    0.38%+             2.52%+

  + Annualized.
  * For the period from the start of business, April 16, 1993, to March 31, 1994.
 ** For the period from the start of business, May 3, 1993, to March 31,
    1994.
*** For the period from the start of business, November 11, 1994, to March
    31, 1995.
+++ For the period from the start of business, November 28, 1994, to March
    31, 1995.

                         Notes to Financial Statements
                                   (Unaudited)

(1) Significant Accounting Policies

Arizona Limited Maturity Tax Free Portfolio (Arizona Limited Portfolio), California Limited Maturity Tax Free Portfolio (California Limited Portfolio), Connecticut Limited Maturity Tax Free Portfolio (Connecticut Limited Portfolio), Florida Limited Maturity Tax Free Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Tax Free Portfolio (Massachusetts Limited Portfolio), Michigan Limited Maturity Tax Free Portfolio (Michigan Limited Portfolio), New Jersey Limited Maturity Tax Free Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Tax Free Portfolio (New York Limited Portfolio), North Carolina Limited Maturity Tax Free Portfolio (North Carolina Limited Portfolio), Ohio Limited Maturity Tax Free Portfolio (Ohio Limited Portfolio), Pennsylvania Limited Maturity Tax Free Portfolio (Pennsylvania Limited Portfolio), and Virginia Limited Maturity Tax Free Portfolio (Virginia Limited Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuations - Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. Income Taxes - The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

D. Deferred Organization Expenses - Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years beginning on the date each Portfolio commenced operations.

E. Financial Futures Contracts - Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. When-issued and Delayed Delivery Transactions - The Portfolios may engage in When-issued and Delayed Delivery Transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on settlement date.

G. Other - Investment transactions are accounted for on a trade date basis.

H. Interim Financial Information - The interim financial statements relating to September 30, 1995 and for the six-month period then ended have not been audited by independent certified public accountants, but in opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

(2) Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 1995, each Portfolio paid advisory fees as follows:

                                      Six Months Ended
                                     September 30, 1995
                                  ------------------------
                                               Effective
Portfolio                         Amount         Rate*
 ------------------------------    ------   --------------
Arizona Limited                  $  1,363        0.44%
California Limited                176,371        0.46%
Connecticut Limited                38,380        0.46%
Florida Limited                   351,182        0.46%
Massachusetts Limited             265,896        0.46%
Michigan Limited                   69,945        0.47%
New Jersey Limited                215,061        0.46%
New York Limited                  379,668        0.45%
North Carolina Limited                552        0.40%
Ohio Limited                       90,213        0.47%
Pennsylvania Limited              249,262        0.46%
Virginia Limited                      622        0.42%

To enhance the net income of the Arizona Limited Portfolio, Connecticut Limited Portfolio, North Carolina Limited Portfolio, and Virginia Limited Portfolio, BMR made a reduction of its fees in the amounts of $1,363, $35,286, $552 and $622, respectively, for the six months ended September 30, 1995. In addition, $9,385, $4,866 and $5,497 of expenses related to the operation of the Arizona Limited Portfolio, North Carolina Limited Portfolio, and Virginia Limited Portfolio were allocated, on a preliminary basis, to BMR for the six months ended September 30, 1995.

Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Investors Bank & Trust Company (IBT), an affiliate of EVM and BMR, serves as custodian of the Portfolios. Pursuant to the custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. For the six months ended September 30, 1995, credits used to reduce custodian fees amounted to $317, $18,486, $4,013, $12,321, $11,608, $7,047, $13,592, $25,625, $440, $4,597, $13,572 and $449
for the Arizona Limited Portfolio, California Limited Portfolio, Connecticut Limited Portfolio, Florida Limited Portfolio, Massachusetts Limited Portfolio, Michigan Limited Portfolio, New Jersey Limited Portfolio, New York Limited Portfolio, North Carolina Limited Portfolio, Ohio Limited Portfolio, Pennsylvania Limited Portfolio and Virginia Limited Portfolio, respectively. Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the six months ended September 30, 1995, no significant amounts have been deferred.

* Advisory fees paid as a percentage of average daily net assets
  (annualized).

(3) Investments

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended September 30, 1995 were as follows:

               Arizona    California  Connecticut      Florida   Massachusetts      Michigan
               Limited      Limited      Limited       Limited       Limited        Limited
             Portfolio     Portfolio    Portfolio     Portfolio     Portfolio      Portfolio
               --------    ----------    ---------    ----------    -----------   ------------
Purchases     $120,818   $ 6,607,831   $4,125,355   $ 5,162,750    $ 4,003,173    $ 4,897,812
Sales           84,339    17,509,328    5,470,573    29,275,564     13,451,271     11,525,334

                                              North
              New Jersey     New York       Carolina         Ohio     Pennsylvania     Virginia
                Limited       Limited        Limited        Limited       Limited      Limited
               Portfolio     Portfolio      Portfolio      Portfolio     Portfolio    Portfolio
               ----------    ----------    ------------    ----------    ----------   ----------
Purchases    $15,200,880   $18,971,165       $82,924     $12,407,753   $11,758,908     $120,417
Sales         25,889,803    34,910,838            --      14,670,529    22,905,817           --

(4) Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at September 30, 1995, as computed on a federal income tax basis, are as follows:

                       Arizona    California    Connecticut     Florida     Massachusetts     Michigan
                       Limited      Limited       Limited       Limited        Limited         Limited
                      Portfolio    Portfolio     Portfolio     Portfolio      Portfolio       Portfolio
                       --------    ----------    ----------    -----------    -----------   ------------
Aggregate cost        $565,333    $66,519,577   $15,417,395   $134,625,228   $106,487,409    $24,819,371
                         ======      ========      ========      =========      =========      ==========
Gross unrealized
  appreciation        $ 26,808    $ 2,135,020   $   408,314   $  4,948,721   $  2,684,696    $ 1,053,224
Gross unrealized
  depreciation               -        133,319        35,757        206,503         66,619          2,939
                         ------      --------      --------      ---------      ---------      ----------
 Net unrealized
  appreciation        $ 26,808    $ 2,001,701   $   372,557   $  4,742,218   $  2,618,077    $ 1,050,285
                         ======      ========      ========      =========      =========      ==========

                                                       North
                      New Jersey      New York       Carolina         Ohio       Pennsylvania    Virginia
                        Limited       Limited         Limited        Limited       Limited        Limited
                       Portfolio     Portfolio       Portfolio      Portfolio     Portfolio      Portfolio
                       ----------    -----------    ------------    ----------    -----------   ----------
Aggregate cost        $83,167,449   $150,966,523     $229,029      $35,685,052   $100,829,234    $293,422
                         ========      =========      ==========      ========      =========      ========
Gross unrealized
  appreciation        $ 2,594,969   $  3,131,891     $  9,169      $ 1,130,783   $  2,972,292    $ 10,874
Gross unrealized
  depreciation             86,341        313,628          167           11,064        153,123         212
                         --------      ---------      ----------      --------      ---------      --------
 Net unrealized
  appreciation        $ 2,508,628   $  2,818,263     $  9,002      $ 1,119,719   $  2,819,169    $ 10,662
                         ========      =========      ==========      ========      =========      ========

(5) Line of Credit

The Portfolios participate with other portfolios and funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolios solely to facilitate the handling of unusual and/or unanticipated short- term cash requirements. Interest is charged to each Portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolios did not have any significant borrowings or allocated fees during the period.

(6) Financial Instruments

The Portfolios regularly trade in financial instruments with off- balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolios had no such obligations outstanding at September 30, 1995.

INVESTMENT MANAGEMENT FOR THE LIMITED MATURITY TAX FREE PORTFOLIO


OFFICERS

THOMAS J. FETTER
President

JAMES B. HAWKES
Vice President, Trustee

ROBERT B. MACINTOSH
Vice President

WILLIAM H. AHERN, JR.
Vice President and Portfolio
Manager of Connecticut, Michigan,
New Jersey, North Carolina, Ohio
and Virginia Limited
Maturity Tax Free Portfolios

RAYMOND E. HENDER
Vice President and Portfolio
Manager of Arizona, California, Florida,
Massachusetts, New York,
and Pennsylvania Limited Maturity
Tax Free Portfolios

JAMES L. O'CONNOR
Treasurer

THOMAS OTIS
Secretary

INDEPENDENT TRUSTEES

DONALD R. DWIGHT
President, Dwight Partners, Inc.
Chairman, Newspapers of New England, Inc.

SAMUEL L. HAYES, III
Jacob H. Schiff Professor of
Investment Banking,
Harvard University
Graduate School
of Business Administration

NORTON H. REAMER
President and Director, United Asset
Management Corporation

JOHN L. THORNDIKE
Director,
Fiduciary Company Incorporated

JACK L. TREYNOR
Investment Adviser and Consultant